UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

December 31, 2016

REE-QTLY-0217
1.9862251.102

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.3%
REITs - Apartments - 14.5%
American Homes 4 Rent Class A	69,600	$1,460,208
Apartment Investment & Management Co. Class A	66,800	3,036,060
AvalonBay Communities, Inc.	44,550	7,892,033
Equity Residential (SBI)	32,600	2,098,136
Essex Property Trust, Inc.	15,000	3,487,500
Mid-America Apartment Communities, Inc.	56,543	5,536,691
Monogram Residential Trust, Inc.	109,200	1,181,544
		24,692,172
REITs - Diversified - 12.2%
Corrections Corp. of America	33,200	812,072
Digital Realty Trust, Inc.	3,600	353,736
Duke Realty LP	43,600	1,158,016
Equinix, Inc.	21,900	7,827,279
Forest City Realty Trust, Inc. Class A	52,900	1,102,436
Liberty Property Trust (SBI)	74,900	2,958,550
NorthStar Realty Finance Corp.	48,800	739,320
Outfront Media, Inc.	75,900	1,887,633
The GEO Group, Inc.	25,900	930,587
Vornado Realty Trust	16,800	1,753,416
Washington REIT (SBI)	37,500	1,225,875
		20,748,920
REITs - Health Care - 11.2%
Healthcare Realty Trust, Inc.	146,200	4,432,784
Healthcare Trust of America, Inc.	17,610	512,627
Sabra Health Care REIT, Inc.	111,054	2,711,939
Ventas, Inc.	129,900	8,121,348
Welltower, Inc.	48,250	3,229,373
		19,008,071
REITs - Hotels - 5.3%
Ashford Hospitality Prime, Inc.	1,000	13,650
DiamondRock Hospitality Co.	165,100	1,903,603
FelCor Lodging Trust, Inc.	251,600	2,015,316
Host Hotels & Resorts, Inc.	156,800	2,954,112
Sunstone Hotel Investors, Inc.	135,600	2,067,900
		8,954,581
REITs - Management/Investment - 7.2%
American Assets Trust, Inc.	46,700	2,011,836
American Tower Corp.	7,600	803,168
Coresite Realty Corp.	38,876	3,085,588
Empire State Realty Trust, Inc.	103,200	2,083,608
National Retail Properties, Inc.	98,800	4,366,960
		12,351,160
REITs - Manufactured Homes - 1.3%
Equity Lifestyle Properties, Inc.	30,876	2,226,160
REITs - Office Property - 14.0%
Boston Properties, Inc.	55,700	7,005,946
Corporate Office Properties Trust (SBI)	7,600	237,272
Douglas Emmett, Inc.	93,800	3,429,328
Highwoods Properties, Inc. (SBI)	40,800	2,081,208
Hudson Pacific Properties, Inc.	76,400	2,657,192
Mack-Cali Realty Corp.	97,158	2,819,525
New York (REIT), Inc.	44,400	449,328
VEREIT, Inc.	599,900	5,075,154
		23,754,953
REITs - Regional Malls - 10.8%
General Growth Properties, Inc.	32,900	821,842
Pennsylvania Real Estate Investment Trust (SBI)	71,700	1,359,432
Simon Property Group, Inc.	74,400	13,218,646
Taubman Centers, Inc.	40,000	2,957,200
		18,357,120
REITs - Shopping Centers - 6.1%
Brixmor Property Group, Inc.	115,300	2,815,626
Cedar Shopping Centers, Inc.	182,247	1,190,073
DDR Corp.	90,100	1,375,827
Urban Edge Properties	183,250	5,041,208
		10,422,734
REITs - Single Tenant - 2.0%
Agree Realty Corp.	50,300	2,316,315
Spirit Realty Capital, Inc.	98,400	1,068,624
		3,384,939
REITs - Storage - 6.4%
Extra Space Storage, Inc.	83,700	6,464,988
Public Storage	19,900	4,447,650
		10,912,638
REITs - Warehouse/Industrial - 6.5%
Chambers Street Properties	133,400	1,224,612
DCT Industrial Trust, Inc.	112,007	5,362,895
Prologis, Inc.	50,500	2,665,895
Terreno Realty Corp.	62,363	1,776,722
		11,030,124
Specialized REITs - 0.8%
Gaming & Leisure Properties	43,800	1,341,156
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $154,613,424)		167,184,728

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.60% (a)
(Cost $2,857,277)	2,856,840	2,857,411
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $157,470,701)		170,042,139
NET OTHER ASSETS (LIABILITIES) - 0.0%		84,359
NET ASSETS - 100%		$170,126,498

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,838
Fidelity Securities Lending Cash Central Fund	68
Total	$1,906

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $157,907,791. Net unrealized appreciation aggregated $12,134,348, of which $15,461,359 related to appreciated investment securities and $3,327,011 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

December 31, 2016

FR1-QTLY-0217
1.811346.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.1%(a)
	Principal Amount	Value
Aerospace - 0.9%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$2,353,037	$2,374,615
TransDigm, Inc.:
Tranche C, term loan 3.9562% 2/28/20 (b)	3,181,366	3,202,236
Tranche D, term loan 3.9828% 6/4/21 (b)	5,777,463	5,816,287
Tranche F, term loan 3.77% 6/9/23 (b)	4,484,981	4,527,589

TOTAL AEROSPACE		15,920,727

Automotive& Auto Parts - 0.8%
Chrysler Group LLC term loan 3.27% 12/31/18 (b)	836,478	838,703
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	2,438,347	2,411,671
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	7,564,215	6,498,946
Tranche 2LN, term loan 10% 11/27/21 (b)	2,641,000	1,294,090
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	892,499	892,499
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	1,496,502	1,503,984

TOTAL AUTOMOTIVE & AUTO PARTS		13,439,893

Broadcasting - 1.3%
CBS Radio, Inc. term loan 4.5% 10/17/23 (b)	3,622,642	3,654,340
Clear Channel Communications, Inc. Tranche D, term loan 7.52% 1/30/19 (b)	10,470,000	8,506,875
Entercom Radio, LLC Tranche B, term loan 4.5182% 11/1/23 (b)	1,250,000	1,264,063
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (b)	3,344,713	3,376,086
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	4,203,750	4,224,768

TOTAL BROADCASTING		21,026,132

Building Materials - 0.9%
GYP Holdings III Corp. Tranche B, term loan 4.5% 4/1/21 (b)	4,045,901	4,077,945
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (b)	1,496,250	1,506,230
HNC Holdings, Inc. Tranche B, term loan 5.5% 10/5/23 (b)	805,000	812,551
Jeld-Wen, Inc. Tranche B 2LN, term loan 4.75% 7/1/22 (b)	4,215,000	4,262,419
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (b)	4,974,697	5,036,881

TOTAL BUILDING MATERIALS		15,696,026

Cable/Satellite TV - 2.8%
Altice U.S. Finance SA term loan 3.8818% 1/15/25 (b)	2,000,000	2,020,000
Charter Communication Operating LLC:
Tranche H, term loan 2.755% 1/15/22 (b)	1,985,000	1,993,694
Tranche I, term loan 3.005% 1/15/24 (b)	10,247,563	10,300,645
Charter Communications Operating LLC:
Tranche E, term loan 3.02% 7/1/20 (b)	2,438,338	2,448,506
Tranche F, term loan 3.02% 1/3/21 (b)	3,843,307	3,858,258
CSC Holdings LLC Tranche B, term loan 3.8761% 10/11/24 (b)	2,453,684	2,477,706
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	3,480,000	3,451,742
Numericable LLC Tranche B, term loan 5.1373% 1/15/24 (b)	5,502,350	5,567,223
Virgin Media Bristol LLC Tranche 1LN, term loan 3.486% 1/31/25 (b)	6,000,000	6,023,280
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	5,236,875	5,288,301
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (b)	1,953,726	1,961,873
Tranche B 2LN, term loan 3.5% 1/15/22 (b)	1,157,282	1,162,108
Tranche B 3LN, term loan 3.7014% 1/15/22 (b)	359,642	361,142

TOTAL CABLE/SATELLITE TV		46,914,478

Capital Goods - 0.8%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	450,145	424,262
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (b)	4,711,453	4,745,046
SRAM LLC. Tranche B, term loan 4.0233% 4/10/20 (b)	3,934,976	3,910,383
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (b)	1,775,550	1,792,755
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10% 12/20/24 (b)	500,000	492,085
Tranche B 1LN, term loan 5.5% 12/20/23 (b)	2,500,000	2,514,075

TOTAL CAPITAL GOODS		13,878,606

Chemicals - 1.6%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.75% 9/30/21 (b)	1,790,513	1,812,894
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	4,520,000	4,567,641
MacDermid, Inc.:
term loan 5% 6/7/23 (b)	3,990,000	4,038,399
Tranche B 5LN, term loan 4.5% 6/7/20 (b)	2,911,364	2,941,700
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	3,447,500	3,480,527
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	355,000	351,560
The Chemours Co. LLC Tranche B, term loan 3.77% 5/12/22 (b)	3,475,881	3,452,001
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	2,841,725	2,870,142
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	1,801,333	1,807,332
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	1,999,688	2,016,765

TOTAL CHEMICALS		27,338,961

Consumer Products - 0.8%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	5,719,916	5,797,135
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.0742% 4/2/20 (b)	6,030,126	4,974,854
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (b)	3,500,000	3,527,335

TOTAL CONSUMER PRODUCTS		14,299,324

Containers - 2.8%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/21 (b)	3,329,959	3,364,091
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	1,871,000	1,888,157
Tranche B 1LN, term loan 4.5% 10/1/21 (b)	8,175,765	8,235,776
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (b)	5,884,667	5,917,385
Tranche H, term loan 3.75% 10/1/22 (b)	5,999,211	6,055,483
BWAY Holding Co. Tranche B, term loan 4.7544% 8/14/23 (b)	3,439,296	3,446,174
Consolidated Container Co. Tranche B, term loan 5.0% 7/3/19(b)	7,483,722	7,521,141
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (b)	372,600	376,140
Printpack Holdings, Inc. Tranche B, term loan 5% 7/26/23 (b)	1,281,787	1,289,799
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	7,017,413	7,103,516
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	1,279,250	1,288,844

TOTAL CONTAINERS		46,486,506

Diversified Financial Services - 2.6%
AlixPartners LLP term loan 4% 7/28/22 (b)	3,421,774	3,446,206
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (b)	2,120,000	2,134,586
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (b)	4,982,338	5,049,600
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (b)	2,000,000	2,019,160
Delos Finance SARL Tranche B LN, term loan 3.7482% 3/6/21 (b)	3,682,000	3,705,675
Fly Funding II SARL Tranche B, term loan 3.64% 2/9/22 (b)	3,582,745	3,606,248
Flying Fortress Holdings, Inc. Tranche B, term loan 3.25% 10/30/22(b)	3,000,000	3,012,000
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5.0365% 10/19/23 (b)	3,000,000	3,037,500
HarbourVest Partners LLC Tranche B, term loan 3.3811% 2/4/21 (b)	1,356,983	1,355,287
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	2,495,000	2,332,825
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	2,830,583	2,795,200
Ocwen Loan Servicing, LLC Tranche B, term loan 6% 12/5/20 (b)	980,000	989,388
TransUnion LLC Tranche B 2LN, term loan 3.52% 4/9/21 (b)	5,894,007	5,941,395
UFC Holdings LLC:
Tranche 2LN, term loan 8.5% 8/18/24 (b)	720,000	738,900
Tranche B 1LN, term loan 5% 8/18/23 (b)	3,300,000	3,339,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		43,503,570

Energy - 5.8%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	2,396,789	2,384,805
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	2,500,000	2,770,825
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (b)	2,500,000	2,717,700
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (b)	4,118,000	4,025,345
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	3,907,299	3,961,024
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (b)	381,366	382,399
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	7,980,434	7,790,899
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	3,565,770	2,802,838
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	5,482,941	5,373,282
Tranche C, term loan 5.25% 3/14/21 (b)	436,417	427,688
Energy Future Holdings Corp. term loan 4.25% 6/30/17 (b)	9,067,000	9,119,135
Energy Transfer Equity LP Tranche C, term loan 4.1368% 12/2/19 (b)	3,547,529	3,563,068
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	1,420,514	1,429,393
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (b)	4,473,748	3,772,846
Foresight Energy LLC Tranche B, term loan 6.5% 8/23/20 (b)	1,955,205	1,876,996
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	8,593,463	8,614,946
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (b)	3,990,000	3,955,088
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	690,830	672,695
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	2,240,115	786,280
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	1,673,100	1,526,704
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	3,809,663	2,594,381
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	2,436,465	2,448,647
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	4,538,078	4,061,580
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 6% 6/26/22 (b)	4,143,441	4,143,441
Tex Operations Co. LLC:
Tranche B, term loan 5% 8/4/23 (b)	7,328,571	7,412,190
Tranche C, term loan 5% 8/4/23 (b)	1,671,429	1,690,500
USIC Holdings, Inc. Tranche 1LN, term loan 4.75% 12/9/23 (b)	2,000,000	2,011,660
Vistra Operations Co. LLC Tranche B 2LN, term loan 4% 12/14/23 (b)	3,500,000	3,543,750
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	1,367,210	1,373,198

TOTAL ENERGY		97,233,303

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.5111% 12/15/23 (b)	1,360,000	1,372,580
AMC Entertainment, Inc. Tranche B, term loan 3.3989% 12/15/22 (b)	1,485,000	1,498,261
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	2,768,697	2,789,462
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	760,000	739,100
Lions Gate Entertainment Corp. term loan 3.75% 12/8/23 (b)	4,000,000	4,020,000

TOTAL ENTERTAINMENT/FILM		10,419,403

Environmental - 0.7%
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (b)	1,815,757	1,820,297
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	930,000	933,488
Tranche B 1LN, term loan 4% 12/18/20 (b)	5,461,414	5,470,698
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (b)	1,488,750	1,500,854
Tranche B 1LN, term loan 4.75% 1/15/21 (b)	1,461,846	1,470,076

TOTAL ENVIRONMENTAL		11,195,413

Food & Drug Retail - 3.4%
Albertson's LLC:
term loan 4.0614% 6/22/23 (b)	5,233,810	5,297,034
Tranche B 4LN, term loan 3.77% 8/25/21 (b)	24,329,653	24,598,244
Tranche B 5LN, term loan 4.2471% 12/21/22 (b)	5,094,731	5,158,415
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	2,985,000	3,003,656
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (b)	1,871,000	1,869,241
Tranche B 1LN, term loan 5% 10/21/21 (b)	4,709,773	4,704,875
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (b)	4,469,981	4,489,157
Pizza Hut Holdings LLC Tranche B, term loan 3.4862% 6/16/23 (b)	2,238,750	2,268,145
RPI Finance Trust term loan 3.4982% 10/14/22 (b)	1,790,513	1,810,656
Smart & Final, Inc. Tranche B, term loan 4.412% 11/15/22 (b)	3,721,971	3,711,513

TOTAL FOOD & DRUG RETAIL		56,910,936

Food/Beverage/Tobacco - 1.7%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4% 6/2/23 (b)	1,183,934	1,201,693
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	6,063,339	6,002,706
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	3,500,000	3,548,125
Constellation Brands Tranche B, term loan 4.75% 12/16/23 (b)	2,500,000	2,526,575
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	1,778,379	1,751,703
Keurig Green Mountain, Inc. Tranche B, term loan 5.294% 3/3/23 (b)	2,028,896	2,056,793
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	4,827,000	4,464,975
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	3,575,921	3,562,512
U.S. Foods, Inc. Tranche B, term loan 3.77% 6/27/23 (b)	3,980,000	4,019,800

TOTAL FOOD/BEVERAGE/TOBACCO		29,134,882

Gaming - 5.9%
Affinity Gaming LLC Tranche B, term loan 5% 7/1/23 (b)	1,990,000	2,002,438
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (b)	2,293,983	2,309,284
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.6312% 10/20/21 (b)	4,833,180	4,880,497
Boyd Gaming Corp. Tranche B 2LN, term loan 3.77% 9/15/23 (b)	2,738,138	2,767,956
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	12,462,234	12,563,552
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	21,884,649	22,014,644
CCM Merger, Inc. Tranche B, term loan 4.02% 8/8/21 (b)	3,516,974	3,547,747
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	1,713,357	1,731,570
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	3,216,025	3,233,102
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (b)	2,735,648	2,763,004
4.5% 11/21/19 (b)	6,382,280	6,446,103
Graton Economic Development Authority Tranche B, term loan 4.5517% 9/1/22 (b)	5,076,460	5,114,533
MGM Mirage, Inc. Tranche A, term loan 3.02% 4/25/21 (b)	2,327,500	2,321,681
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (b)	2,493,750	2,510,907
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	15,997,012	16,187,056
Tranche B, term loan 6% 10/18/20 (b)	836,836	847,472
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	5,845,625	5,915,071
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,392,314	1,394,055
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	912,696	914,978

TOTAL GAMING		99,465,650

Healthcare - 8.5%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	2,244,378	2,241,573
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	2,050,633	2,045,506
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	1,989,368	1,989,368
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (b)	3,311,722	3,369,678
Community Health Systems, Inc.:
Tranche F, term loan 4.1748% 12/31/18 (b)	1,698,176	1,668,458
Tranche G, term loan 3.75% 12/31/19 (b)	3,151,796	3,051,348
Tranche H, term loan 4% 1/27/21 (b)	12,133,513	11,729,103
Concentra, Inc. Tranche B 1LN, term loan 4.0006% 6/1/22 (b)	2,964,949	2,972,362
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	900,840	879,823
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.8125% 9/25/22 (b)	4,950,000	4,971,236
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	5,000,000	5,046,900
Gold Merger Co., Inc. Tranche B, term loan 4.75% 7/27/23 (b)	234,413	235,683
Grifols, S.A. Tranche B, term loan 3.7153% 2/27/21 (b)	2,426,106	2,440,517
HCA Holdings, Inc.:
Tranche B 6LN, term loan 4.02% 3/18/23 (b)	7,940,000	8,032,660
Tranche B 7LN, term loan 3.52% 2/15/24 (b)	3,990,000	4,035,526
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	2,650,055	2,307,933
Horizon Pharmaceuticals, Inc.:
term loan 5.5% 5/7/21 (b)	2,835,000	2,826,155
Tranche B, term loan 5% 5/7/21 (b)	3,662,400	3,651,413
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (b)	4,000,000	4,032,840
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	731,226	738,721
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	4,179,298	4,170,605
Milk Specialties Co. Tranche B, term loan 6% 8/16/23 (b)	2,069,813	2,096,989
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	2,783,862	2,830,102
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	1,765,595	1,778,837
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	650,063	650,063
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	7,669,092	7,595,162
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	7,887,432	7,940,041
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	1,492,500	1,509,291
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (b)	1,000,000	1,015,000
Tranche B 1LN, term loan 4.25% 10/21/23 (b)	3,000,000	3,015,000
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (b)	1,865,776	1,877,437
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	4,000,000	3,520,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	8,237,666	7,681,623
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.52% 10/20/18 (b)	432,340	430,775
Tranche A4 1LN, term loan 4.5% 4/1/20 (b)	2,652,480	2,608,714
Tranche B, term loan 5.5% 4/1/22 (b)	15,210,571	15,213,461
Tranche BD 2LN, term loan 5% 2/13/19 (b)	3,006,031	3,001,522
Tranche E, term loan 5.25% 8/5/20(b)	3,006,032	2,996,833
Vizient, Inc. term loan 5% 2/11/23 (b)	3,959,338	4,012,552

TOTAL HEALTHCARE		142,210,810

Homebuilders/Real Estate - 1.5%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (b)	1,990,000	2,008,666
Communications Sales & Leasing, Inc. Tranche B, term loan 4.5% 10/24/22 (b)	3,761,455	3,812,234
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	265,362	265,362
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	7,096,748	7,130,457
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.52% 4/25/23 (b)	4,834,704	4,886,484
RE/MAX LLC Tranche B, term loan 3.7134% 12/15/23 (b)	1,271,813	1,272,614
Realogy Group LLC Tranche B, term loan 3.77% 7/20/22 (b)	5,938,965	5,964,978

TOTAL HOMEBUILDERS/REAL ESTATE		25,340,795

Hotels - 1.4%
ESH Hospitality, Inc. Tranche B, term loan 3.77% 8/30/23 (b)	2,992,500	3,025,687
Four Seasons Holdings, Inc. Tranche B, term loan 3.75% 11/30/23 (b)	10,405,000	10,516,438
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.2561% 10/25/23 (b)	2,266,357	2,290,720
Tranche B, term loan 3.5% 10/25/20 (b)	2,132,121	2,149,583
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	3,110,018	3,109,054
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	2,629,876	2,632,348

TOTAL HOTELS		23,723,830

Insurance - 2.3%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (b)	4,226,190	4,272,425
Tranche B, term loan 5.75% 11/22/23 (b)(c)	773,810	782,275
Alliant Holdings Intermediate LLC Tranche B, term loan 4.7528% 8/14/22 (b)	4,934,950	4,956,565
Asurion LLC:
Tranche B 2LN, term loan:
4.02% 7/8/20 (b)	1,996,867	2,012,463
8.5% 3/3/21 (b)	2,130,000	2,163,292
Tranche B 4LN, term loan 5% 8/4/22 (b)	7,613,471	7,710,543
Tranche B 5LN, term loan 4.75% 11/3/23 (b)	3,142,125	3,185,329
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	6,374,081	6,419,018
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (b)	2,825,000	2,902,688
NFP Corp. Tranche B, term loan 12/9/23 (d)	2,340,000	2,357,550
VF Holdings Corp. term loan 4.25% 6/30/23 (b)	1,995,000	1,999,269

TOTAL INSURANCE		38,761,417

Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	5,452,902	5,391,557
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 12/15/22 (b)	1,928,889	1,948,988
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	4,835,598	4,879,940
Fitness International LLC Tranche B, term loan 6% 7/1/20 (b)	2,992,500	2,994,385
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	3,659,957	3,679,977
SMG Tranche B 1LN, term loan 4.7237% 2/27/20 (b)	2,555,507	2,538,896

TOTAL LEISURE		21,433,743

Metals/Mining - 1.6%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	1,824,573	1,820,011
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	4,267,257	2,208,305
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	2,149,000	304,449
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	2,633,706	2,557,329
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	1,537,894	1,540,969
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	13,750,832	13,106,330
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	1,193,000	1,163,175
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (e)	3,904,912	3,792,646
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	3,491,235	0

TOTAL METALS/MINING		26,493,214

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	1,137,173	1,156,129
Flex Acquisition Co., Inc.:
term loan 8% 12/29/17 (b)	2,430,000	2,423,925
Tranche B 1LN, term loan 4.25% 12/29/23 (b)	5,305,000	5,349,191

TOTAL PAPER		8,929,245

Publishing/Printing - 3.3%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	7,800,800	7,577,775
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	8,516,849	7,416,728
Harland Clarke Holdings Corp.:
Tranche B 4LN, term loan 6.993% 8/4/19 (b)	923,758	922,216
Tranche B 5LN, term loan 7% 12/31/19 (b)	3,888,736	3,903,318
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	5,910,000	5,614,500
JD Power & Associates Tranche B 1LN, term loan 5.25% 9/7/23 (b)	982,538	991,135
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	7,968,279	7,969,554
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	2,938,762	2,916,721
Montreign Operating Co. LLC Tranche B 1LN, term loan 12/7/22 (d)	3,300,000	3,324,750
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	4,889,053	4,913,498
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	6,860,524	6,857,642
Trader Corp. Tranche B 1LN, term loan 5% 9/28/23 (b)	2,500,000	2,528,125

TOTAL PUBLISHING/PRINTING		54,935,962

Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	4,661,486	4,699,384
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	1,971,705	1,961,846
Focus Brands, Inc. term loan 5% 10/5/23 (b)	2,472,800	2,520,204
Landry's Acquisition Co. Tranche B 1LN, term loan 4% 10/4/23 (b)	9,000,000	9,081,990
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	4,885,705	4,940,670
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,875,587	1,866,209

TOTAL RESTAURANTS		25,070,303

Services - 9.3%
Abacus Innovations Corp. Tranche B, term loan 3.52% 8/16/23 (b)	2,500,000	2,522,775
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	4,720,262	4,596,356
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 9.25% 10/19/24 (b)	1,500,000	1,530,000
Tranche B 1LN, term loan 5.25% 10/19/23 (b)	6,000,000	6,054,360
ARAMARK Corp. Tranche F, term loan 3.4982% 2/24/21 (b)	2,438,795	2,459,256
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	8,011,562	7,984,403
Bright Horizons Family Solutions Tranche B, term loan 3.5% 11/7/23 (b)	1,754,779	1,768,484
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	6,957,226	6,267,278
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	7,347,026	7,315,507
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (b)	2,916,233	2,951,461
Garda World Security Corp.:
term loan:
4.0045% 11/8/20 (b)	3,833,819	3,833,819
5.75% 11/8/20 (b)	1,000,000	1,000,000
Tranche DD, term loan 4.0045% 11/8/20 (b)	665,973	665,973
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0685% 3/1/23 (b)	1,968,932	1,989,862
Greeneden U.S. Holdings II LLC Tranche B, term loan 6.25% 12/1/23 (b)	8,000,000	8,135,040
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (b)	2,545,763	2,577,585
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	4,061,509	4,072,678
Tranche 2LN, term loan 7.5% 7/25/22 (b)	3,115,000	3,031,300
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (b)	2,000,000	1,972,500
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	4,446,344	4,490,807
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (b)	20,979,904	21,019,346
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	7,927,201	7,867,747
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (b)	10,011,697	10,149,357
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (b)	1,000,000	1,001,670
Tranche B 1LN, term loan 5.2462% 9/27/23 (b)	2,992,500	3,034,575
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (b)	12,488,700	12,669,786
Research Now Group, Inc. Tranche 2LN, term loan 9.75% 3/18/22 (b)	470,000	451,200
SAI Global GP Tranche B, term loan 12/8/23 (d)	3,000,000	3,022,500
Science Applications International Corp. Tranche B, term loan 3.4375% 5/4/22 (b)	2,354,601	2,372,260
The ServiceMaster Co. Tranche B, term loan 3.27% 11/8/23 (b)	4,000,000	4,010,000
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (b)	4,693,238	4,745,051
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	5,270,003	5,263,415
Tranche B 2LN, term loan 8% 5/14/23 (b)	645,000	638,550
Xerox Business Services LLC Tranche B, term loan 6.25% 12/7/23 (b)	4,115,000	4,161,294

TOTAL SERVICES		155,626,195

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 4% 12/14/23 (b)	1,000,000	1,007,500
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	2,787,995	2,808,905

TOTAL STEEL		3,816,405

Super Retail - 4.8%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	6,029,938	5,568,648
Bass Pro Group LLC:
term loan 6/9/18 (d)	2,000,000	1,995,000
Tranche B, term loan 4% 6/5/20 (b)	1,539,332	1,533,560
Bass Pro Shops LLC. Tranche B, term loan 12/16/23 (d)	10,500,000	10,395,000
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	1,076,846	1,088,508
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	8,079,048	8,151,032
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	3,087,898	2,710,927
Dollar Tree, Inc. Tranche B 3LN, term loan 3.25% 7/6/22 (b)	1,066,302	1,074,971
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3.8873% 8/19/23 (b)	3,990,000	4,043,187
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	6,053,232	3,412,509
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	15,393,750	15,451,477
Party City Holdings, Inc. term loan 4.2099% 8/19/22 (b)	5,418,856	5,464,591
PetSmart, Inc. term loan 4% 3/11/22 (b)	9,646,716	9,670,833
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	10,031,643	9,605,298
Sports Authority, Inc. Tranche B, term loan 0.0% 11/16/17(e)	4,269,425	775,626

TOTAL SUPER RETAIL		80,941,167

Technology - 10.6%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4% 1/23/21 (b)	1,373,751	1,385,771
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	191,881	193,560
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (b)	795,000	791,025
Tranche B 1LN, term loan 6% 12/20/22 (b)	2,250,000	2,263,118
Avago Technologies Cayman Finance Ltd. Tranche B 3LN, term loan 3.7039% 2/1/23 (b)	4,092,191	4,148,459
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	352,938	351,025
5% 9/10/20 (b)	992,394	989,914
Cavium, Inc. Tranche B, term loan 3.75% 8/16/22 (b)	2,189,513	2,208,671
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	5,604,422	5,560,035
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3.25% 8/17/23(b)	3,047,529	3,063,254
Compuware Corp.:
term loan 9.25% 12/15/22 (b)	5,890,000	5,890,000
Tranche B 2LN, term loan 6.25% 12/15/21 (b)	3,226,895	3,241,416
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (b)	6,623,522	6,623,522
Dell International LLC:
Tranche A 1LN, term loan 2.77% 12/31/18 (b)	1,495,000	1,493,266
Tranche B, term loan 4.02% 9/7/23 (b)	5,000,000	5,082,350
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (b)	6,623,793	6,565,835
Epicor Software Corp.:
Tranche B, term loan 4.75% 6/1/22 (b)	4,259,202	4,271,384
Tranche B2 1LN, term loan 5% 6/1/22 (b)	983,173	994,234
First Data Corp. Tranche B, term loan 3.7561% 7/10/22 (b)	13,527,824	13,665,943
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	855,000	799,425
Tranche B 1LN, term loan 5% 6/17/21 (b)	1,900,393	1,917,021
Global Payments, Inc. Tranche B, term loan 3.27% 4/22/23 (b)	1,553,201	1,567,179
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	3,952,579	3,955,859
Information Resources, Inc.:
Tranche 2LN, term loan 12/20/24 (d)	1,000,000	991,670
Tranche B 1LN, term loan 12/20/23 (d)	3,620,000	3,642,625
Kronos, Inc. term loan:
5% 11/1/23 (b)	7,000,000	7,082,040
9.25% 11/1/24 (b)	10,000,000	10,293,800
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	1,000,000	995,000
Tranche B 1LN, term loan 5% 10/16/22 (b)	3,457,656	3,451,881
Micron Technology, Inc. Tranche B, term loan 4.52% 4/26/22 (b)	1,492,500	1,513,768
Microsemi Corp. Tranche B, term loan 3.75% 1/15/23 (b)	1,587,529	1,601,420
NXP BV Tranche D, term loan 3.27% 1/11/20 (b)	3,047,379	3,054,357
NXP BV/NXP Funding LLC Tranche F, term loan 3.27% 12/7/20 (b)	2,127,471	2,137,044
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	4,190,552	4,227,219
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	4,000,000	4,047,520
Rackspace Hosting, Inc. term loan 4.5% 11/3/23 (b)	8,085,000	8,182,667
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21(b)	8,044,547	8,061,280
Tranche 2LN, term loan 8% 4/9/22 (b)	3,412,000	3,372,182
SolarWinds Holdings, Inc. Tranche B, term loan 5.5% 2/5/23 (b)	2,985,000	3,019,119
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	3,106,525	3,145,357
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	5,327,022	5,376,990
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0014% 7/8/22 (b)	2,740,048	2,776,025
Tranche B 2LN, term loan 4.002% 7/8/22 (b)	279,614	283,285
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (b)	5,599,125	5,679,640
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	3,562,344	3,102,802
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	5,600,000	5,670,000
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	4,488,750	4,494,361
Western Digital Corp. Tranche B 1LN, term loan 4.52% 4/29/23 (b)	985,050	1,000,131
WEX, Inc. Tranche B, term loan 4.27% 7/1/23 (b)	2,985,000	3,024,641

TOTAL TECHNOLOGY		177,249,090

Telecommunications - 6.8%
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (d)	2,000,000	2,010,360
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.5% 3/31/17 (b)	572,147	546,400
Tranche D 2LN, term loan 4.4982% 3/31/19 (b)	6,463,653	6,172,788
DigitalGlobe, Inc. Tranche B, term loan 3.5081% 1/15/24 (b)	3,175,000	3,194,844
Evo Payments International LLC Tranche B 1LN, term loan 12/20/23 (d)	3,000,000	3,015,000
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	7,160,384	7,220,817
GTT Communications, Inc. Tranche B, term loan 12/12/23 (d)	1,220,000	1,236,775
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (b)	1,456,000	1,453,277
Tranche B 1LN, term loan 5.25% 8/14/20 (b)	6,468,541	6,479,861
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	11,085,000	10,702,789
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	6,236,000	6,306,155
Tranche B 3LN, term loan 4% 8/1/19 (b)	2,003,000	2,029,540
Tranche B 4LN, term loan 4% 1/15/20 (b)	4,989,000	5,053,857
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	9,075,601	9,118,165
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	2,778,955	2,805,356
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (b)	3,868,333	3,882,840
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (b)	5,000,000	5,048,750
Sable International Finance Ltd. Tranche B 1LN, term loan 5.52% 12/31/22 (b)	5,000,000	5,059,400
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	7,514,000	7,269,795
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	4,602,982	4,564,639
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	2,970,000	2,945,260
T-Mobile U.S.A., Inc. Tranche B, term loan 3.52% 11/9/22 (b)	1,544,141	1,561,837
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	1,545,737	1,547,669
Telenet Financing USD LLC Tranche B, term loan 3.7039% 1/31/25 (b)	2,000,000	2,014,620
Telesat LLC Tranche B, term loan 4.5% 11/17/23 (b)	8,478,750	8,587,363
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (b)	2,633,400	2,653,151
Zayo Group LLC/Zayo Capital, Inc. Tranche B, term loan 3.75% 5/6/21 (b)	923,884	933,252

TOTAL TELECOMMUNICATIONS		113,414,560

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.0019% 6/15/23(b)	1,670,813	1,689,609
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	3,315,813	3,094,747
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	3,170,287	3,075,179

TOTAL TRANSPORTATION EX AIR/RAIL		6,169,926

Utilities - 4.6%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	265,699	265,898
6.375% 8/13/19 (b)	3,982,605	3,985,592
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	3,656,412	3,699,082
Calpine Corp.:
Tranche B 5LN, term loan 3.75% 1/15/24(b)	2,462,500	2,471,464
Tranche B, term loan 2.52% 11/30/17 (b)	2,000,000	2,005,840
Cortes NP Acquisition Corp. Tranche B, term loan 6% 11/30/23 (b)	4,905,000	4,966,313
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (b)	8,000,000	8,096,640
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	6,348,654	6,428,012
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	4,279,625	3,239,163
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	7,193,000	7,085,105
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	8,914,114	8,847,258
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	9,622,824	9,318,069
Lightstone Holdco LLC:
Tranche B, term loan 12/14/23 (d)	3,652,174	3,693,261
Tranche C, term loan 12/14/23 (d)	347,826	351,739
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	3,940,000	3,452,425
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	7,604,608	7,490,539
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	2,250,630	1,766,745
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	908,059	688,608

TOTAL UTILITIES		77,851,753

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,547,138,883)		1,546,521,834

Nonconvertible Bonds - 2.7%
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,127,000	921,323
Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (b)(f)	6,570,000	6,668,550
4.1557% 5/15/21 (b)(f)	2,700,000	2,781,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.38% 7/15/21 (b)(f)	1,780,000	1,820,050

TOTAL CONTAINERS		11,269,600

Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,500,000	1,633,125
Energy - 0.1%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	1,000,000	1,082,500
Healthcare - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	575,000	563,500
Tenet Healthcare Corp.:
4.4634% 6/15/20 (b)	2,545,000	2,564,088
7.5% 1/1/22 (f)	900,000	938,250

TOTAL HEALTHCARE		4,065,838

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	1,220,000	1,253,550
7.25% 11/30/21 (f)	2,000,000	2,070,000

TOTAL LEISURE		3,323,550

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21 (f)	2,500,000	2,493,750
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (f)	540,000	481,950
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22	1,450,000	1,569,625
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	1,020,000	1,051,875
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	1,004,000	1,024,630
4.42% 6/15/21 (f)	3,030,000	3,132,629
NXP BV/NXP Funding LLC 4.125% 6/1/21 (f)	2,665,000	2,751,613

TOTAL TECHNOLOGY		6,908,872

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (f)	3,095,000	3,218,800
Columbus International, Inc. 7.375% 3/30/21 (f)	764,000	813,003
SFR Group SA:
6% 5/15/22 (f)	450,000	461,813
6.25% 5/15/24 (f)	1,930,000	1,939,650
7.375% 5/1/26 (f)	3,010,000	3,085,250

TOTAL TELECOMMUNICATIONS		9,518,516

TOTAL NONCONVERTIBLE BONDS
(Cost $43,213,139)		44,320,524
	Shares	Value

Common Stocks - 0.5%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	4,477,030
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A (g)	3,793	1,026,007
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,232,066
Telecommunications - 0.0%
FairPoint Communications, Inc. (h)	32,378	605,469
Utilities - 0.0%
Southcross Holdings Borrower LP	989	467,451
TOTAL COMMON STOCKS
(Cost $11,338,073)		7,808,023

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (h)
(Cost $45,406)	45,439	45,439

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $118,005,243)	118,004,876	118,028,477
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $1,719,740,744)		1,716,724,297
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(38,026,691)
NET ASSETS - 100%		$1,678,697,606

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $773,810 and $782,275, respectively.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,701,988 or 2.3% of net assets.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,026,007 or 0.1% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	11/4/13 - 4/14/14	$7,614,369

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$173,640
Total	$173,640

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,232,066	$1,232,066	$--	$--
Energy	1,026,007	--	--	1,026,007
Materials	4,477,030	4,477,030	--	--
Telecommunication Services	605,469	605,469	--	--
Utilities	467,451	--	--	467,451
Bank Loan Obligations	1,546,521,834	--	1,532,266,341	14,255,493
Corporate Bonds	44,320,524	--	44,320,524	--
Other	45,439	--	--	45,439
Money Market Funds	118,028,477	118,028,477	--	--
Total Investments in Securities:	$1,716,724,297	$124,343,042	$1,576,586,865	$15,794,390

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,723,571,907. Net unrealized depreciation aggregated $6,847,610, of which $27,586,686 related to appreciated investment securities and $34,434,296 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

December 31, 2016

INTCEN-QTLY-0217
1.859212.109

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 4.1%
Abacus Property Group unit	2,129,153	$4,640,240
Australia & New Zealand Banking Group Ltd.	1,256,384	27,580,887
Insurance Australia Group Ltd.	3,108,916	13,438,860
Magellan Financial Group Ltd.	742,546	12,737,352
realestate.com.au Ltd.	184,222	7,342,486
Rio Tinto Ltd.	323,318	13,976,014
Westfield Corp. unit (a)	950,000	6,430,623

TOTAL AUSTRALIA		86,146,462

Austria - 1.6%
Andritz AG	306,600	15,393,203
Erste Group Bank AG	443,600	12,993,038
IMMOFINANZ Immobilien Anlagen AG	3,153,900	6,151,873

TOTAL AUSTRIA		34,538,114

Bailiwick of Jersey - 1.6%
Glencore Xstrata PLC (a)	4,724,925	16,150,084
Randgold Resources Ltd.	71,000	5,454,748
Shire PLC	218,800	12,493,314

TOTAL BAILIWICK OF JERSEY		34,098,146

Belgium - 1.6%
Anheuser-Busch InBev SA NV	186,816	19,773,345
KBC Groep NV	215,237	13,329,068

TOTAL BELGIUM		33,102,413

Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	422,360	3,354,546
Chow Sang Sang Holdings International Ltd.	4,190,000	7,760,817

TOTAL BERMUDA		11,115,363

Canada - 6.9%
Barrick Gold Corp.	408,100	6,531,910
Canadian Natural Resources Ltd.	87,300	2,782,234
Cenovus Energy, Inc.	508,900	7,694,239
Enbridge, Inc.	42,900	1,805,273
Fortis, Inc.	92,690	2,862,196
Imperial Oil Ltd.	174,700	6,077,710
Intact Financial Corp.	172,200	12,325,193
MDC Partners, Inc. Class A	233,800	1,531,390
NuVista Energy Ltd. (a)	386,200	1,996,222
Pembina Pipeline Corp.	133,000	4,156,467
Potash Corp. of Saskatchewan, Inc.	489,500	8,855,588
PrairieSky Royalty Ltd. (b)	175,322	4,170,696
Rogers Communications, Inc. Class B (non-vtg.) (c)	144,500	5,573,794
Royal Bank of Canada	436,400	29,535,373
Suncor Energy, Inc.	493,800	16,145,548
TELUS Corp.	124,800	3,973,634
The Toronto-Dominion Bank	566,400	27,935,060
Tidewater Midstream and Infrastructure Ltd. (b)	1,139,900	1,349,898

TOTAL CANADA		145,302,425

Cayman Islands - 0.9%
Cheung Kong Property Holdings Ltd.	2,372,000	14,485,791
Tencent Holdings Ltd.	227,300	5,511,369

TOTAL CAYMAN ISLANDS		19,997,160

China - 0.1%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	184,970	1,880,329
Denmark - 1.2%
Danske Bank A/S	331,349	10,049,551
H Lundbeck A/S (a)	145,000	5,898,549
Scandinavian Tobacco Group A/S	285,557	4,807,466
TDC A/S	689,300	3,538,976

TOTAL DENMARK		24,294,542

France - 6.3%
Christian Dior SA	94,400	19,799,504
Danone SA	177,400	11,225,615
Engie	408,730	5,214,626
Ipsen SA	85,000	6,146,950
Orange SA	546,450	8,286,351
Sanofi SA	199,331	16,118,934
Societe Generale Series A	258,600	12,719,708
Suez Environnement SA	225,221	3,322,661
Technip SA	63,500	4,523,217
Total SA (c)	422,753	21,683,884
Total SA sponsored ADR	50,690	2,583,669
VINCI SA	321,694	21,909,438

TOTAL FRANCE		133,534,557

Germany - 4.8%
BASF AG	216,597	20,134,753
Deutsche Borse AG	92,770	7,462,745
Deutsche Post AG	527,557	17,345,822
Deutsche Telekom AG	712,000	12,215,930
Fresenius SE & Co. KGaA	157,900	12,343,010
ProSiebenSat.1 Media AG	345,849	13,312,409
SAP AG	221,127	19,128,596

TOTAL GERMANY		101,943,265

Hong Kong - 1.2%
China Resources Beer Holdings Co. Ltd. (a)	2,293,333	4,543,535
Dah Sing Banking Group Ltd.	3,325,200	6,094,876
Dah Sing Financial Holdings Ltd.	1,080,000	7,291,124
PCCW Ltd.	6,780,000	3,665,154
Power Assets Holdings Ltd.	521,500	4,587,674

TOTAL HONG KONG		26,182,363

India - 1.0%
Axis Bank Ltd.	1,245,000	8,243,565
Tata Motors Ltd. Class A	2,775,591	12,216,684

TOTAL INDIA		20,460,249

Indonesia - 1.1%
PT Bank Danamon Indonesia Tbk Series A	42,179,200	11,615,129
PT Bank Rakyat Indonesia Tbk	14,125,000	12,240,444

TOTAL INDONESIA		23,855,573

Ireland - 1.3%
Greencore Group PLC	2,594,399	7,881,437
James Hardie Industries PLC CDI	621,609	9,855,393
Ryanair Holdings PLC sponsored ADR (a)	118,880	9,897,949

TOTAL IRELAND		27,634,779

Isle of Man - 0.4%
Gaming VC Holdings SA	1,076,300	8,522,326
Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	1,916,390	3,641,691
Frutarom Industries Ltd.	86,651	4,433,720
Teva Pharmaceutical Industries Ltd. sponsored ADR	73,500	2,664,375

TOTAL ISRAEL		10,739,786

Italy - 1.3%
Banca Generali SpA	292,200	6,969,861
Banco di Desio e della Brianza SpA	1,734,161	3,588,863
Enel SpA	1,765,026	7,758,522
Mediaset SpA	914,051	3,954,542
Telecom Italia SpA (a)	6,484,970	5,725,834

TOTAL ITALY		27,997,622

Japan - 19.9%
AEON Financial Service Co. Ltd.	690,000	12,262,075
AEON MALL Co. Ltd.	817,740	11,502,584
Alps Electric Co. Ltd.	153,800	3,718,835
Astellas Pharma, Inc.	792,900	11,000,182
Bandai Namco Holdings, Inc.	86,800	2,395,123
Broadleaf Co. Ltd.	519,000	2,806,486
Chugai Pharmaceutical Co. Ltd.	100,000	2,870,588
Coca-Cola Central Japan Co. Ltd.	242,900	5,353,672
DaikyoNishikawa Corp.	1,001,300	12,868,044
East Japan Railway Co.	182,600	15,779,765
Fuji Heavy Industries Ltd.	479,600	19,582,042
Hoya Corp.	334,800	14,068,045
Japan Tobacco, Inc.	281,600	9,261,779
JSR Corp.	370,700	5,845,562
KDDI Corp.	436,400	11,020,400
Keyence Corp.	12,900	8,852,021
Koito Manufacturing Co. Ltd.	152,000	8,050,310
Komatsu Ltd.	702,300	15,907,202
Leopalace21 Corp.	845,000	4,670,545
Makita Corp.	231,800	15,529,360
Nabtesco Corp.	430,000	10,003,594
Nintendo Co. Ltd.	28,100	5,841,299
Nippon Paint Holdings Co. Ltd.	228,400	6,224,205
Nippon Telegraph & Telephone Corp.	218,770	9,209,158
Olympus Corp.	370,200	12,796,646
Panasonic Corp.	1,684,400	17,083,452
Rakuten, Inc.	266,900	2,615,905
Recruit Holdings Co. Ltd.	471,800	18,932,552
Shin-Etsu Chemical Co. Ltd.	41,200	3,196,239
Shionogi & Co. Ltd.	178,000	8,527,247
SoftBank Corp.	75,090	4,969,010
Sony Corp.	948,200	26,494,543
Sony Financial Holdings, Inc.	612,500	9,558,930
Start Today Co. Ltd.	159,400	2,753,614
Sumitomo Mitsui Financial Group, Inc.	703,700	26,798,989
Suzuki Motor Corp.	529,200	18,627,840
Tokyo Electric Power Co., Inc. (a)	714,500	2,885,510
Tokyo Gas Co. Ltd.	930,000	4,208,573
Toto Ltd.	354,700	14,036,257
Toyota Boshoku Corp.	547,200	12,580,333
VT Holdings Co. Ltd.	1,040,500	5,136,843
Welcia Holdings Co. Ltd.	75,200	4,594,036

TOTAL JAPAN		420,419,395

Mexico - 0.3%
CEMEX S.A.B. de CV sponsored ADR	807,200	6,481,816
Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	3,352,120	4,105,854
Netherlands - 2.4%
Koninklijke Philips Electronics NV	742,000	22,684,360
LyondellBasell Industries NV Class A	28,000	2,401,840
NXP Semiconductors NV (a)	59,297	5,811,699
RELX NV	810,379	13,630,473
Unilever NV (NY Reg.) (c)	142,600	5,855,156

TOTAL NETHERLANDS		50,383,528

New Zealand - 0.3%
CBL Corp. Ltd.	2,216,000	5,588,222
Norway - 0.4%
Statoil ASA	451,469	8,240,070
Portugal - 0.2%
Energias de Portugal SA	1,173,155	3,573,863
Singapore - 0.2%
UOL Group Ltd.	1,039,100	4,298,042
South Africa - 0.7%
Naspers Ltd. Class N	98,700	14,409,378
Spain - 2.6%
Amadeus IT Holding SA Class A	176,000	7,997,950
CaixaBank SA	3,128,832	10,341,794
Endesa SA	191,660	4,060,237
Gas Natural SDG SA	205,240	3,869,382
Iberdrola SA	1,336,260	8,768,832
Merlin Properties Socimi SA	1,056,000	11,482,811
Prosegur Compania de Seguridad SA (Reg.)	1,505,100	9,411,000

TOTAL SPAIN		55,932,006

Sweden - 2.3%
Lundin Petroleum AB (a)	172,673	3,754,585
Nordea Bank AB	1,521,800	16,920,767
Rezidor Hotel Group AB	2,504,150	9,757,571
Saab AB (B Shares)	308,500	11,529,894
Svenska Cellulosa AB (SCA) (B Shares)	260,300	7,351,348

TOTAL SWEDEN		49,314,165

Switzerland - 7.3%
ABB Ltd. (Reg.)	811,990	17,085,670
Actelion Ltd.	9,000	1,948,836
Credit Suisse Group AG	922,877	13,188,866
Nestle SA	345,562	24,755,228
Novartis AG	505,160	36,737,000
Panalpina Welttransport Holding AG	78,610	9,819,495
Roche Holding AG (participation certificate)	93,849	21,393,121
Syngenta AG (Switzerland)	18,323	7,239,471
Zurich Insurance Group AG	78,572	21,593,142

TOTAL SWITZERLAND		153,760,829

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,236,000	6,875,049
United Kingdom - 17.0%
Aldermore Group PLC (a)	2,826,955	8,249,968
Associated British Foods PLC	172,300	5,828,802
AstraZeneca PLC (United Kingdom)	151,000	8,245,772
Aviva PLC	2,517,815	14,997,693
Bellway PLC	87,100	2,657,789
BP PLC	1,273,600	7,977,103
British American Tobacco PLC:
(United Kingdom)	242,500	13,743,791
sponsored ADR	143,300	16,145,611
Centrica PLC	1,778,400	5,130,770
Coca-Cola European Partners PLC	128,600	4,038,040
Diageo PLC	576,101	14,949,737
Dialog Semiconductor PLC (a)	85,800	3,627,597
Essentra PLC	1,252,000	7,113,068
GlaxoSmithKline PLC	1,360,000	26,123,568
Howden Joinery Group PLC	2,169,900	10,263,521
HSBC Holdings PLC (United Kingdom)	1,535,700	12,390,972
Informa PLC	1,185,470	9,934,618
International Personal Finance PLC	1,474,515	3,131,022
Lloyds Banking Group PLC	24,578,300	18,873,121
London Stock Exchange Group PLC	175,400	6,298,989
Mondi PLC	329,300	6,761,116
Moneysupermarket.com Group PLC	2,523,244	9,145,469
National Grid PLC	800,640	9,354,477
Prudential PLC	929,210	18,544,689
Reckitt Benckiser Group PLC	126,700	10,732,502
Rio Tinto PLC	333,100	12,717,093
Rolls-Royce Holdings PLC	2,055,258	16,880,863
Royal Dutch Shell PLC:
Class A (United Kingdom)	451,502	12,463,053
Class B (United Kingdom)	373,446	10,729,815
Shawbrook Group PLC (a)	2,504,800	8,393,323
St. James's Place Capital PLC	644,300	8,051,518
Standard Chartered PLC (Hong Kong) (a)	1,543,622	12,336,631
Victrex PLC	170,600	4,059,878
Virgin Money Holdings Uk PLC	1,596,700	5,956,449
Vodafone Group PLC	5,666,228	13,943,905

TOTAL UNITED KINGDOM		359,792,333

United States of America - 4.9%
Amgen, Inc.	35,000	5,117,350
Anadarko Petroleum Corp.	44,800	3,123,904
Arch Coal, Inc. (a)(c)	73,900	5,767,895
Biogen, Inc. (a)	14,000	3,970,120
Chevron Corp.	51,200	6,026,240
ConocoPhillips Co.	175,400	8,794,556
Constellation Brands, Inc. Class A (sub. vtg.)	29,100	4,461,321
Edgewell Personal Care Co. (a)	75,700	5,525,343
Energizer Holdings, Inc.	100,600	4,487,766
Freeport-McMoRan, Inc. (a)	368,600	4,861,834
Macy's, Inc.	145,700	5,217,517
Mead Johnson Nutrition Co. Class A	71,100	5,031,036
Molson Coors Brewing Co. Class B	98,500	9,585,035
Monster Beverage Corp. (a)	184,500	8,180,730
Newell Brands, Inc.	171,000	7,635,150
Oasis Petroleum, Inc. (a)	197,100	2,984,094
Plains All American Pipeline LP	106,200	3,429,198
Reynolds American, Inc.	124,300	6,965,772
The Hain Celestial Group, Inc. (a)	53,800	2,099,814

TOTAL UNITED STATES OF AMERICA		103,264,675

TOTAL COMMON STOCKS
(Cost $1,951,834,046)		2,017,784,699

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.5%
Porsche Automobil Holding SE (Germany)	189,900	10,342,735
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	3,476	4,125,978
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,659,854)		14,468,713
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.53% 2/16/17 to 3/30/17(d)
(Cost $1,788,243)	1,790,000	1,788,288
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.60% (e)	70,773,158	70,787,312
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	9,764,287	9,765,264
TOTAL MONEY MARKET FUNDS
(Cost $80,551,051)		80,552,576
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,046,833,194)		2,114,594,276
NET OTHER ASSETS (LIABILITIES) - 0.0%		555,051
NET ASSETS - 100%		$2,115,149,327

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
419 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	35,103,820	$(3,824)
24 TME S&P/TSX 60 Index Contracts (Canada)	March 2017	3,206,435	(11,212)
TOTAL FUTURES CONTRACTS			$(15,036)

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,788,288.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,653
Fidelity Securities Lending Cash Central Fund	137,002
Total	$175,655

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$262,582,965	$183,522,366	$79,060,599	$--
Consumer Staples	214,250,780	134,300,372	79,950,408	--
Energy	148,259,570	82,642,428	65,617,142	--
Financials	474,435,323	309,605,512	164,829,811	--
Health Care	208,463,607	76,351,716	132,111,891	--
Industrials	266,040,418	179,851,850	86,188,568	--
Information Technology	83,442,348	46,086,035	37,356,313	--
Materials	152,294,332	126,883,020	25,411,312	--
Real Estate	63,662,509	49,176,718	14,485,791	--
Telecommunication Services	89,869,691	16,728,095	73,141,596	--
Utilities	68,951,869	43,896,650	25,055,219	--
Government Obligations	1,788,288	--	1,788,288	--
Money Market Funds	80,552,576	80,552,576	--	--
Total Investments in Securities:	$2,114,594,276	$1,329,597,338	$784,996,938	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(15,036)	$(15,036)	$--	$--
Total Liabilities	$(15,036)	$(15,036)	$--	$--
Total Derivative Instruments:	$(15,036)	$(15,036)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$23,990,040
Level 2 to Level 1	$380,672,898

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,051,808,707. Net unrealized appreciation aggregated $62,785,589, of which $209,602,122 related to appreciated investment securities and $146,816,553 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Materials Central Fund

December 31, 2016

MTCIP-QTLY-0217
1.842155.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Chemicals - 65.9%
Commodity Chemicals - 8.1%
LyondellBasell Industries NV Class A	271,655	$23,302,566
Olin Corp.	215,104	5,508,813
Trinseo SA	62,414	3,701,150
Westlake Chemical Corp.	40,443	2,264,404
		34,776,933
Diversified Chemicals - 27.6%
Ashland Global Holdings, Inc.	89,672	9,800,253
E.I. du Pont de Nemours & Co.	895,391	65,721,699
Eastman Chemical Co.	217,151	16,331,927
Ingevity Corp. (a)	65,120	3,572,483
The Chemours Co. LLC	433,436	9,574,601
The Dow Chemical Co.	248,011	14,191,189
		119,192,152
Fertilizers & Agricultural Chemicals - 10.5%
Agrium, Inc.	63,393	6,372,114
CF Industries Holdings, Inc.	159,415	5,018,384
Monsanto Co.	253,043	26,622,654
The Scotts Miracle-Gro Co. Class A	78,672	7,517,110
		45,530,262
Industrial Gases - 4.2%
Air Products & Chemicals, Inc.	125,700	18,078,174
Specialty Chemicals - 15.5%
Axalta Coating Systems (a)	159,391	4,335,435
Ecolab, Inc.	158,654	18,597,422
Frutarom Industries Ltd.	72,600	3,714,765
Platform Specialty Products Corp. (a)	255,600	2,507,436
PPG Industries, Inc.	187,384	17,756,508
Sherwin-Williams Co.	16,300	4,380,462
W.R. Grace & Co.	230,576	15,596,161
		66,888,189

TOTAL CHEMICALS		284,465,710

Construction Materials - 4.0%
Construction Materials - 4.0%
Eagle Materials, Inc.	175,570	17,298,912
Containers & Packaging - 16.4%
Metal & Glass Containers - 5.1%
Ball Corp.	291,193	21,859,859
Paper Packaging - 11.3%
Graphic Packaging Holding Co.	1,670,643	20,849,625
WestRock Co.	549,425	27,894,307
		48,743,932

TOTAL CONTAINERS & PACKAGING		70,603,791

Metals & Mining - 9.8%
Copper - 2.5%
Freeport-McMoRan, Inc. (a)	832,300	10,978,037
Diversified Metals & Mining - 3.5%
Alcoa Corp.	124,200	3,487,536
Glencore Xstrata PLC (a)	869,248	2,971,143
Rio Tinto PLC	228,200	8,712,220
		15,170,899
Gold - 3.1%
B2Gold Corp. (a)	298,500	709,206
Barrick Gold Corp.	279,655	4,476,063
Franco-Nevada Corp.	62,830	3,756,744
Randgold Resources Ltd. sponsored ADR (b)	54,992	4,198,089
		13,140,102
Steel - 0.7%
AK Steel Holding Corp. (a)(b)	303,500	3,098,735

TOTAL METALS & MINING		42,387,773

Trading Companies & Distributors - 1.9%
Trading Companies & Distributors - 1.9%
Nexeo Solutions, Inc. (c)	300,000	2,793,000
Univar, Inc. (a)	190,978	5,418,046
		8,211,046
TOTAL COMMON STOCKS
(Cost $350,558,213)		422,967,232

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.60% (d)	7,886,966	7,888,544
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	5,185,576	5,186,094
TOTAL MONEY MARKET FUNDS
(Cost $13,074,517)		13,074,638
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $363,632,730)		436,041,870
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,191,383)
NET ASSETS - 100%		$431,850,487

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,793,000 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$3,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,965
Fidelity Securities Lending Cash Central Fund	5,879
Total	$11,844

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$422,967,232	$414,255,012	$8,712,220	$--
Money Market Funds	13,074,638	13,074,638	--	--
Total Investments in Securities:	$436,041,870	$427,329,650	$8,712,220	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $365,086,221. Net unrealized appreciation aggregated $70,955,649, of which $80,971,618 related to appreciated investment securities and $10,015,969 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

December 31, 2016

HCCIP-QTLY-0217
1.842158.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 29.6%
Biotechnology - 29.6%
Ablynx NV (a)(b)	630,000	$7,172,178
AC Immune SA	178,800	2,320,824
ACADIA Pharmaceuticals, Inc. (a)	21,024	606,332
Acorda Therapeutics, Inc. (a)	422,716	7,947,061
Advanced Accelerator Applications SA sponsored ADR (a)	150,000	4,014,000
Advaxis, Inc. (a)(b)	476,296	3,410,279
Alexion Pharmaceuticals, Inc. (a)	610,000	74,633,500
Alnylam Pharmaceuticals, Inc. (a)	124,211	4,650,460
Amgen, Inc.	1,030,000	150,596,304
Amicus Therapeutics, Inc. (a)	900,959	4,477,766
Arena Pharmaceuticals, Inc. (a)	1,200,000	1,704,000
Array BioPharma, Inc. (a)	900,000	7,911,000
Ascendis Pharma A/S sponsored ADR (a)	105,000	2,125,200
BeiGene Ltd. ADR	77,993	2,367,867
Biogen, Inc. (a)	80,000	22,686,400
BioMarin Pharmaceutical, Inc. (a)	126,300	10,462,692
bluebird bio, Inc. (a)	41,400	2,554,380
Blueprint Medicines Corp. (a)	173,650	4,870,883
Celgene Corp. (a)	84,680	9,801,710
Cellectis SA sponsored ADR (a)	147,700	2,503,515
Curis, Inc. (a)	1,183,385	3,644,826
Cytokinetics, Inc. (a)	291,000	3,535,650
CytomX Therapeutics, Inc. (a)	92,300	1,014,377
Five Prime Therapeutics, Inc. (a)	105,387	5,280,943
Galapagos Genomics NV sponsored ADR (a)	104,800	6,727,112
Gilead Sciences, Inc.	403,000	28,858,830
Heron Therapeutics, Inc. (a)	127,150	1,665,665
Incyte Corp. (a)	46,703	4,682,910
Insmed, Inc. (a)	760,500	10,061,415
Intercept Pharmaceuticals, Inc. (a)	70,551	7,665,366
Neurocrine Biosciences, Inc. (a)	206,379	7,986,867
Protagonist Therapeutics, Inc.	309,869	6,814,019
Proteostasis Therapeutics, Inc.	204,894	2,512,000
Puma Biotechnology, Inc. (a)	219,200	6,729,440
Regeneron Pharmaceuticals, Inc. (a)	87,700	32,193,793
Spark Therapeutics, Inc. (a)	100,523	5,016,098
TESARO, Inc. (a)	183,241	24,642,250
Ultragenyx Pharmaceutical, Inc. (a)	190,000	13,358,900
Vertex Pharmaceuticals, Inc. (a)	900,000	66,303,000
Xencor, Inc. (a)	300,000	7,896,000
		573,405,812
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	41,845	5,501,571
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	211,900	6,068,816
Health Care Equipment & Supplies - 24.2%
Health Care Equipment - 22.4%
Atricure, Inc. (a)	500,000	9,785,000
Boston Scientific Corp. (a)	4,700,000	101,661,000
DexCom, Inc. (a)	300,000	17,910,000
Insulet Corp. (a)	403,000	15,185,040
Integra LifeSciences Holdings Corp. (a)	250,000	21,447,500
Intuitive Surgical, Inc. (a)	70,000	44,391,900
Medtronic PLC	1,923,500	137,010,905
Nevro Corp. (a)(b)	57,407	4,171,193
NxStage Medical, Inc. (a)	240,000	6,290,400
Penumbra, Inc. (a)	247,998	15,822,272
Wright Medical Group NV (a)	1,040,000	23,899,200
Zeltiq Aesthetics, Inc. (a)	470,000	20,454,400
Zimmer Biomet Holdings, Inc.	160,000	16,512,000
		434,540,810
Health Care Supplies - 1.8%
The Cooper Companies, Inc.	128,000	22,391,040
The Spectranetics Corp. (a)	500,000	12,250,000
		34,641,040

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		469,181,850

Health Care Providers & Services - 17.6%
Health Care Distributors & Services - 1.9%
Amplifon SpA	623,400	5,938,809
EBOS Group Ltd.	931,194	10,803,238
McKesson Corp.	120,000	16,854,000
Oriola-KD Oyj	618,400	2,805,632
		36,401,679
Health Care Facilities - 2.0%
HCA Holdings, Inc. (a)	100,000	7,402,000
Surgical Care Affiliates, Inc. (a)	300,000	13,881,000
Universal Health Services, Inc. Class B	170,000	18,084,600
		39,367,600
Health Care Services - 2.5%
American Renal Associates Holdings, Inc.	296,236	6,303,902
Envision Healthcare Corp. (a)	367,396	23,252,493
Premier, Inc. (a)	289,797	8,798,237
Teladoc, Inc. (a)(b)	320,000	5,280,000
United Drug PLC (United Kingdom)	694,000	5,717,584
		49,352,216
Managed Health Care - 11.2%
Aetna, Inc.	50,000	6,200,500
Anthem, Inc.	327,800	47,127,806
Cigna Corp.	280,000	37,349,200
Humana, Inc.	145,000	29,584,350
UnitedHealth Group, Inc.	600,000	96,024,000
		216,285,856

TOTAL HEALTH CARE PROVIDERS & SERVICES		341,407,351

Health Care Technology - 2.8%
Health Care Technology - 2.8%
athenahealth, Inc. (a)	174,500	18,352,165
Castlight Health, Inc. (a)	700,500	3,467,475
Evolent Health, Inc. (a)(b)	239,496	3,544,541
HealthStream, Inc. (a)	460,220	11,528,511
Medidata Solutions, Inc. (a)	350,000	17,384,500
		54,277,192
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Benefitfocus, Inc. (a)(b)	280,000	8,316,000
Life Sciences Tools & Services - 1.5%
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	640,000	29,158,400
Pharmaceuticals - 19.4%
Pharmaceuticals - 19.4%
Allergan PLC	660,000	138,606,600
Amphastar Pharmaceuticals, Inc. (a)	310,103	5,712,097
AstraZeneca PLC (United Kingdom)	361,415	19,736,063
Bristol-Myers Squibb Co.	900,000	52,596,000
Catalent, Inc. (a)	900,000	24,264,000
Dechra Pharmaceuticals PLC	580,000	9,613,952
Eisai Co. Ltd.	200,000	11,478,930
Endo International PLC (a)	120,254	1,980,583
GlaxoSmithKline PLC	1,034,600	19,873,120
Jazz Pharmaceuticals PLC (a)	111,259	12,130,569
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,466,576	9,608,237
Lee's Pharmaceutical Holdings Ltd.	3,200,012	2,583,482
Merck & Co., Inc.	100,000	5,887,000
SCYNEXIS, Inc. (a)(b)	400,000	1,276,000
Sun Pharmaceutical Industries Ltd.	578,878	5,366,721
Teva Pharmaceutical Industries Ltd. sponsored ADR	880,000	31,900,000
The Medicines Company (a)	192,409	6,530,361
TherapeuticsMD, Inc. (a)(b)	1,500,900	8,660,193
Theravance Biopharma, Inc. (a)	266,422	8,493,533
		376,297,441
Professional Services - 1.0%
Human Resource & Employment Services - 1.0%
WageWorks, Inc. (a)	260,000	18,850,000
TOTAL COMMON STOCKS
(Cost $14,693,523,204)		1,882,464,433

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)	438,101	2,812,608
Nonconvertible Preferred Stocks - 0.6%
Health Care Equipment & Supplies - 0.6%
Health Care Equipment - 0.6%
Sartorius AG (non-vtg.)	150,000	11,131,774
TOTAL PREFERRED STOCKS
(Cost $13,982,482)		13,944,382

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.60% (d)	46,347,387	46,356,656
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	23,722,036	23,724,408
TOTAL MONEY MARKET FUNDS
(Cost $70,077,324)		70,081,064
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $14,777,583,010)		1,966,489,879
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(26,506,424)
NET ASSETS - 100%		$1,939,983,455

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,314,180 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,258
Fidelity Securities Lending Cash Central Fund	198,129
Total	$250,387

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,882,464,433	$1,834,770,197	$42,192,665	$5,501,571
Preferred Stocks	13,944,382	11,131,774	--	2,812,608
Money Market Funds	70,081,064	70,081,064	--	--
Total Investments in Securities:	$1,966,489,879	$1,915,983,035	$42,192,665	$8,314,179

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,792,229,021. Net unrealized appreciation aggregated $174,260,858, of which $320,013,547 related to appreciated investment securities and $145,752,689 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

December 31, 2016

CSCIP-QTLY-0217
1.842161.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Beverages - 14.9%
Brewers - 2.8%
Anheuser-Busch InBev SA NV	301,459	$31,907,613
China Resources Beer Holdings Co. Ltd. (a)	1,467,210	2,906,826
		34,814,439
Distillers & Vintners - 2.9%
Brown-Forman Corp. Class B (non-vtg.)	112,265	5,042,944
Constellation Brands, Inc. Class A (sub. vtg.)	92,666	14,206,624
Kweichow Moutai Co. Ltd. (A Shares)	129,418	6,226,785
Pernod Ricard SA	106,874	11,581,969
		37,058,322
Soft Drinks - 9.2%
Britvic PLC	964,033	6,736,381
Coca-Cola Bottling Co. Consolidated	67,795	12,125,136
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (b)	27,849	1,769,525
Coca-Cola Icecek Sanayi A/S	249,735	2,343,766
Embotelladora Andina SA Series A sponsored ADR Series A	124,982	2,565,880
Monster Beverage Corp. (a)	973,878	43,181,751
The Coca-Cola Co.	1,172,961	48,630,963
		117,353,402

TOTAL BEVERAGES		189,226,163

Food & Staples Retailing - 19.1%
Drug Retail - 12.6%
CVS Health Corp.	1,401,203	110,568,929
Drogasil SA	140,600	2,603,701
Rite Aid Corp. (a)	2,097,395	17,282,535
Walgreens Boots Alliance, Inc.	357,378	29,576,603
		160,031,768
Food Retail - 6.4%
Kroger Co.	2,347,923	81,026,823
Hypermarkets & Super Centers - 0.1%
Costco Wholesale Corp.	13,314	2,131,705

TOTAL FOOD & STAPLES RETAILING		243,190,296

Food Products - 12.8%
Agricultural Products - 3.2%
Bunge Ltd.	550,618	39,776,644
Packaged Foods & Meats - 9.6%
Amplify Snack Brands, Inc. (a)	194,349	1,712,215
Blue Buffalo Pet Products, Inc. (a)	239,774	5,764,167
Mead Johnson Nutrition Co. Class A	575,049	40,690,467
Mondelez International, Inc.	492,412	21,828,624
Nestle SA	83,150	5,956,665
The Hain Celestial Group, Inc. (a)	440,846	17,206,219
TreeHouse Foods, Inc. (a)	404,473	29,198,906
		122,357,263

TOTAL FOOD PRODUCTS		162,133,907

Hotels, Restaurants & Leisure - 0.5%
Restaurants - 0.5%
U.S. Foods Holding Corp.	228,208	6,271,156
Household Products - 9.2%
Household Products - 9.2%
Colgate-Palmolive Co.	501,835	32,840,082
Kimberly-Clark Corp.	124,224	14,176,443
Procter & Gamble Co.	737,140	61,978,731
Spectrum Brands Holdings, Inc.	60,666	7,421,272
		116,416,528
Personal Products - 8.3%
Personal Products - 8.3%
Coty, Inc. Class A	1,925,978	35,264,657
Estee Lauder Companies, Inc. Class A	770,267	58,917,723
Herbalife Ltd. (a)	106,832	5,142,892
L'Oreal SA	35,138	6,413,722
		105,738,994
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	33,310	2,772,391
Tobacco - 31.3%
Tobacco - 31.3%
Altria Group, Inc.	857,064	57,954,668
British American Tobacco PLC sponsored ADR (b)	1,381,647	155,670,168
ITC Ltd.	1,195,135	4,249,964
Philip Morris International, Inc.	1,341,604	122,743,350
Reynolds American, Inc.	1,015,174	56,890,351
		397,508,501
TOTAL COMMON STOCKS
(Cost $957,593,842)		1,223,257,936

Nonconvertible Preferred Stocks - 0.2%
Beverages - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR
(Cost $1,810,274)	484,283	2,377,830

Money Market Funds - 15.7%
Fidelity Cash Central Fund, 0.60% (c)	40,432,679	40,440,765
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	159,515,719	159,531,671
TOTAL MONEY MARKET FUNDS
(Cost $199,970,292)		199,972,436
TOTAL INVESTMENT PORTFOLIO - 112.2%
(Cost $1,159,374,408)		1,425,608,202
NET OTHER ASSETS (LIABILITIES) - (12.2)%		(154,483,592)
NET ASSETS - 100%		$1,271,124,610

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,219
Fidelity Securities Lending Cash Central Fund	194,182
Total	$231,401

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,223,257,936	$1,211,790,744	$11,467,192	$--
Nonconvertible Preferred Stocks	2,377,830	2,377,830	--	--
Money Market Funds	199,972,436	199,972,436	--	--
Total Investments in Securities:	$1,425,608,202	$1,414,141,010	$11,467,192	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,161,726,321. Net unrealized appreciation aggregated $263,881,881, of which $295,210,776 related to appreciated investment securities and $31,328,895 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Telecom Services Central Fund

December 31, 2016

TSCIP-QTLY-0217
1.842154.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Commercial Services & Supplies - 0.4%
Office Services & Supplies - 0.4%
West Corp.	69,529	$1,721,538
Communications Equipment - 0.3%
Communications Equipment - 0.3%
NetScout Systems, Inc. (a)	38,957	1,227,146
Diversified Telecommunication Services - 65.4%
Alternative Carriers - 15.5%
Cogent Communications Group, Inc.	256,114	10,590,314
Globalstar, Inc. (a)(b)	1,247,595	1,971,200
Iridium Communications, Inc. (a)(b)	1,072,614	10,297,094
Level 3 Communications, Inc. (a)	313,790	17,685,204
Lumos Networks Corp. (a)	706,422	11,034,312
Vonage Holdings Corp. (a)	1,010,441	6,921,521
Zayo Group Holdings, Inc. (a)	149,726	4,919,996
		63,419,641
Integrated Telecommunication Services - 49.9%
AT&T, Inc.	1,510,448	64,239,353
Atlantic Tele-Network, Inc.	93,710	7,508,982
CenturyLink, Inc. (b)	561,215	13,345,693
Cincinnati Bell, Inc. (a)	259,163	5,792,293
Consolidated Communications Holdings, Inc. (b)	86,883	2,332,809
FairPoint Communications, Inc. (a)	159,885	2,989,850
Frontier Communications Corp. (b)	2,579,166	8,717,581
General Communications, Inc. Class A (a)	253,364	4,927,930
Nippon Telegraph & Telephone Corp.	2,900	122,076
SBA Communications Corp. Class A (a)	161,278	16,653,566
Spark New Zealand Ltd.	425,984	1,009,125
Verizon Communications, Inc.	1,355,150	72,337,905
Windstream Holdings, Inc. (b)	590,244	4,326,489
		204,303,652

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		267,723,293

Equity Real Estate Investment Trusts (REITs) - 2.8%
Specialized REITs - 2.8%
American Tower Corp.	81,563	8,619,578
Communications Sales & Leasing, Inc.	114,800	2,917,068
		11,536,646
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	107,156	2,140,977
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	129,300	729,252
Gogo, Inc. (a)(b)	348,498	3,213,152
		3,942,404
Media - 9.8%
Broadcasting - 0.9%
Nexstar Broadcasting Group, Inc. Class A (b)	60,601	3,836,043
Cable & Satellite - 7.1%
Altice NV Class A (a)	294,802	5,843,388
Charter Communications, Inc. Class A (a)	16,115	4,639,831
Comcast Corp. Class A	74,876	5,170,188
DISH Network Corp. Class A (a)	79,999	4,634,342
Liberty Global PLC:
Class C (a)	189,264	5,621,141
LiLAC Class C (a)	42,297	895,427
Megacable Holdings S.A.B. de CV unit	315,700	1,057,072
NOS SGPS SA	202,200	1,200,025
		29,061,414
Movies & Entertainment - 1.8%
The Walt Disney Co.	29,500	3,074,490
Time Warner, Inc.	43,847	4,232,551
		7,307,041

TOTAL MEDIA		40,204,498

Semiconductors & Semiconductor Equipment - 0.9%
Semiconductors - 0.9%
Broadcom Ltd.	11,176	1,975,582
Qorvo, Inc. (a)	34,967	1,843,810
		3,819,392
Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	17,279	2,001,254
Wireless Telecommunication Services - 16.1%
Wireless Telecommunication Services - 16.1%
KDDI Corp.	90,100	2,275,293
Leap Wireless International, Inc. rights (a)	300	984
Millicom International Cellular SA	19,169	811,807
NII Holdings, Inc. (a)	689,683	1,482,818
Shenandoah Telecommunications Co.	121,615	3,320,090
Sprint Corp. (a)	1,093,742	9,209,308
T-Mobile U.S., Inc. (a)	497,115	28,589,084
Telephone & Data Systems, Inc.	310,280	8,957,784
U.S. Cellular Corp. (a)	191,896	8,389,693
VimpelCom Ltd. sponsored ADR	29,883	115,050
Vodafone Group PLC	1,108,400	2,727,639
		65,879,550
TOTAL COMMON STOCKS
(Cost $299,603,292)		400,196,698

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.7%
Integrated Telecommunication Services - 0.7%
Telecom Italia SpA (Risparmio Shares)
(Cost $2,486,529)	3,849,500	2,783,845
	Principal Amount	Value

Convertible Bonds - 1.1%
Media - 1.1%
Cable & Satellite - 1.1%
DISH Network Corp. 3.375% 8/15/26(c)
(Cost $3,936,960)	3,930,000	4,472,831
	Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 0.60% (d)	1,548,784	1,549,094
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	30,497,460	30,500,509
TOTAL MONEY MARKET FUNDS
(Cost $32,046,747)		32,049,603
TOTAL INVESTMENT PORTFOLIO - 107.3%
(Cost $338,073,528)		439,502,977
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(30,001,515)
NET ASSETS - 100%		$409,501,462

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,472,831 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,170
Fidelity Securities Lending Cash Central Fund	127,530
Total	$131,700

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$400,196,698	$395,070,706	$5,125,008	$984
Nonconvertible Preferred Stocks	2,783,845	2,783,845	--	--
Convertible Bonds	4,472,831	--	4,472,831	--
Money Market Funds	32,049,603	32,049,603	--	--
Total Investments in Securities:	$439,502,977	$429,904,154	$9,597,839	$984

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $339,445,842. Net unrealized appreciation aggregated $100,057,135, of which $106,360,294 related to appreciated investment securities and $6,303,159 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

December 31, 2016

INCIP-QTLY-0217
1.842157.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Aerospace & Defense - 20.9%
Aerospace & Defense - 20.9%
Astronics Corp. (a)	99,433	$3,364,813
Astronics Corp. Class B	14,914	502,602
BWX Technologies, Inc.	149,027	5,916,372
General Dynamics Corp.	426,689	73,672,123
Hexcel Corp.	445,118	22,896,870
Huntington Ingalls Industries, Inc.	49,400	9,098,986
Northrop Grumman Corp.	263,496	61,283,900
Raytheon Co.	276,114	39,208,188
Teledyne Technologies, Inc. (a)	231,482	28,472,286
TransDigm Group, Inc.	47,372	11,793,733
United Technologies Corp.	600,986	65,880,085
		322,089,958
Airlines - 3.9%
Airlines - 3.9%
Southwest Airlines Co.	976,933	48,690,341
Spirit Airlines, Inc. (a)	186,900	10,814,034
		59,504,375
Building Products - 3.1%
Building Products - 3.1%
A.O. Smith Corp.	400,606	18,968,694
Fortune Brands Home & Security, Inc.	350,641	18,745,268
Masco Corp.	311,200	9,840,144
		47,554,106
Commercial Services & Supplies - 4.2%
Commercial Printing - 0.4%
Deluxe Corp.	80,938	5,795,970
Diversified Support Services - 1.6%
Cintas Corp.	117,200	13,543,632
KAR Auction Services, Inc.	255,000	10,868,100
		24,411,732
Environmental & Facility Services - 0.7%
Stericycle, Inc. (a)	19,400	1,494,576
Team, Inc. (a)	234,900	9,219,825
		10,714,401
Office Services & Supplies - 1.5%
West Corp.	967,140	23,946,386

TOTAL COMMERCIAL SERVICES & SUPPLIES		64,868,489

Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
AECOM (a)	1,333,135	48,472,789
Dycom Industries, Inc. (a)(b)	174,980	14,049,144
		62,521,933
Electrical Equipment - 8.2%
Electrical Components & Equipment - 7.7%
Acuity Brands, Inc.	60,200	13,897,772
AMETEK, Inc.	819,617	39,833,386
Eaton Corp. PLC	328,224	22,020,548
Fortive Corp.	613,587	32,906,671
Regal Beloit Corp.	148,586	10,289,581
		118,947,958
Heavy Electrical Equipment - 0.5%
TPI Composites, Inc. (b)	445,550	7,146,622

TOTAL ELECTRICAL EQUIPMENT		126,094,580

Industrial Conglomerates - 18.2%
Industrial Conglomerates - 18.2%
General Electric Co.	5,549,444	175,362,430
Honeywell International, Inc.	741,112	85,857,825
Roper Technologies, Inc.	103,584	18,964,159
		280,184,414
Machinery - 19.0%
Construction Machinery & Heavy Trucks - 8.9%
Allison Transmission Holdings, Inc.	1,028,575	34,652,692
Caterpillar, Inc.	689,469	63,941,355
PACCAR, Inc.	70,700	4,517,730
Wabtec Corp. (b)	406,501	33,747,713
		136,859,490
Industrial Machinery - 10.1%
Colfax Corp. (a)	215,223	7,732,962
Flowserve Corp.	489,809	23,535,322
IDEX Corp.	208,506	18,778,050
Ingersoll-Rand PLC	451,662	33,892,716
Pentair PLC	234,346	13,139,780
Rexnord Corp. (a)	733,059	14,360,626
Snap-On, Inc.	131,558	22,531,939
TriMas Corp. (a)	929,897	21,852,580
		155,823,975

TOTAL MACHINERY		292,683,465

Professional Services - 1.2%
Human Resource & Employment Services - 0.5%
Robert Half International, Inc.	162,400	7,921,872
Research & Consulting Services - 0.7%
IHS Markit Ltd. (a)	306,900	10,867,329

TOTAL PROFESSIONAL SERVICES		18,789,201

Road & Rail - 9.2%
Railroads - 3.7%
CSX Corp.	210,200	7,552,486
Norfolk Southern Corp.	452,614	48,913,995
		56,466,481
Trucking - 5.5%
J.B. Hunt Transport Services, Inc.	628,570	61,015,290
Old Dominion Freight Lines, Inc. (a)	246,874	21,179,320
YRC Worldwide, Inc. (a)	156,734	2,081,428
		84,276,038

TOTAL ROAD & RAIL		140,742,519

Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
HD Supply Holdings, Inc. (a)	694,597	29,527,318
MSC Industrial Direct Co., Inc. Class A	195,700	18,080,723
Univar, Inc. (a)	679,243	19,270,124
Wolseley PLC	198,167	12,097,339
		78,975,504
Water Utilities - 0.6%
Water Utilities - 0.6%
AquaVenture Holdings Ltd.	363,426	8,914,840
TOTAL COMMON STOCKS
(Cost $1,222,701,612)		1,502,923,384

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.60% (c)	31,302,216	31,308,476
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	22,734,984	22,737,258
TOTAL MONEY MARKET FUNDS
(Cost $54,045,478)		54,045,734
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,276,747,090)		1,556,969,118
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(18,828,421)
NET ASSETS - 100%		$1,538,140,697

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,558
Fidelity Securities Lending Cash Central Fund	13,452
Total	$34,010

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,502,923,384	$1,490,826,045	$12,097,339	$--
Money Market Funds	54,045,734	54,045,734	--	--
Total Investments in Securities:	$1,556,969,118	$1,544,871,779	$12,097,339	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,279,302,862. Net unrealized appreciation aggregated $277,666,256, of which $290,710,072 related to appreciated investment securities and $13,043,816 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Energy Central Fund

December 31, 2016

ENCIP-QTLY-0217
1.842160.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Chemicals - 0.6%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	76,150	$6,532,147
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Smart Sand, Inc.	157,000	2,598,350
Electric Utilities - 1.0%
Electric Utilities - 1.0%
DONG Energy A/S	287,500	10,893,451
Energy Equipment & Services - 18.1%
Oil & Gas Drilling - 0.8%
Nabors Industries Ltd.	250,638	4,110,463
Odfjell Drilling A/S (a)	736,222	1,474,942
Trinidad Drilling Ltd.	313,251	779,249
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	2,258,727
		8,623,381
Oil & Gas Equipment & Services - 17.3%
Baker Hughes, Inc.	967,936	62,886,802
Dril-Quip, Inc. (a)	169,700	10,190,485
Exterran Corp. (a)	58,060	1,387,634
Frank's International NV (b)	638,660	7,861,905
Halliburton Co.	806,517	43,624,505
Newpark Resources, Inc. (a)	971,058	7,282,935
Oceaneering International, Inc.	262,951	7,417,848
RigNet, Inc. (a)	107,492	2,488,440
Schlumberger Ltd.	461,452	38,738,895
Superior Energy Services, Inc.	136,408	2,302,567
Tesco Corp.	249,152	2,055,504
Total Energy Services, Inc.	45,200	490,832
Weatherford International PLC (a)	1,013,100	5,055,369
		191,783,721

TOTAL ENERGY EQUIPMENT & SERVICES		200,407,102

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	195,344	2,639,626
Independent Power and Renewable Electricity Producers - 0.5%
Renewable Electricity - 0.5%
NextEra Energy Partners LP	234,301	5,984,048
Metals & Mining - 0.5%
Diversified Metals & Mining - 0.5%
Hi-Crush Partners LP (a)	268,831	5,322,854
Oil, Gas & Consumable Fuels - 77.6%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	192,883	3,516,257
Integrated Oil & Gas - 8.2%
Chevron Corp.	494,064	58,151,333
Exxon Mobil Corp.	325,564	29,385,407
Suncor Energy, Inc.	101,767	3,327,428
		90,864,168
Oil & Gas Exploration & Production - 54.5%
Anadarko Petroleum Corp.	789,561	55,056,089
Apache Corp.	119,854	7,607,133
ARC Resources Ltd.	68,371	1,176,817
California Resources Corp. (a)	2	43
Callon Petroleum Co. (a)	1,281,855	19,702,111
Canadian Natural Resources Ltd.	61,930	1,973,697
Carrizo Oil & Gas, Inc. (a)	320,371	11,965,857
Centennial Resource Development, Inc. Class A (c)	45,400	895,288
Cimarex Energy Co.	243,022	33,026,690
Clayton Williams Energy, Inc. (a)(b)	19,332	2,305,534
Concho Resources, Inc. (a)	89,453	11,861,468
ConocoPhillips Co.	354,542	17,776,736
Continental Resources, Inc. (a)	273,872	14,115,363
Devon Energy Corp.	330,381	15,088,500
Diamondback Energy, Inc. (a)	362,163	36,600,193
Encana Corp.	908,400	10,662,782
EOG Resources, Inc.	642,301	64,936,632
Extraction Oil & Gas, Inc. (b)	478,359	9,586,314
Gran Tierra Energy, Inc. (Canada) (a)	424,385	1,283,285
Hess Corp.	155,965	9,715,060
Jones Energy, Inc. (a)(b)	316,121	1,580,605
Marathon Oil Corp.	950,517	16,453,449
Matador Resources Co. (a)(b)	22,600	582,176
Newfield Exploration Co. (a)	573,092	23,210,226
Noble Energy, Inc.	562,813	21,420,663
Oasis Petroleum, Inc. (a)	454,736	6,884,703
Parsley Energy, Inc. Class A (a)	492,132	17,342,732
PDC Energy, Inc. (a)	316,280	22,955,602
Pioneer Natural Resources Co.	252,993	45,556,450
QEP Resources, Inc.	554,274	10,204,184
Resolute Energy Corp. (a)	134,700	5,548,293
Rice Energy, Inc. (a)	1,089,238	23,255,231
Ring Energy, Inc. (a)	366,494	4,760,757
RSP Permian, Inc. (a)	523,370	23,352,769
Seven Generations Energy Ltd. (a)	730,411	17,032,859
SM Energy Co.	525,732	18,127,239
Southwestern Energy Co. (a)	77,740	841,147
TAG Oil Ltd. (a)	411,234	235,840
Trilogy Energy Corp. (a)	163,800	921,081
Whiting Petroleum Corp. (a)	905,925	10,889,219
WPX Energy, Inc. (a)	645,300	9,402,021
		605,892,838
Oil & Gas Refining & Marketing - 7.6%
Alon U.S.A. Energy, Inc.	119,200	1,356,496
Delek U.S. Holdings, Inc.	110,000	2,647,700
HollyFrontier Corp.	199,100	6,522,516
Keyera Corp.	275,077	8,289,290
Marathon Petroleum Corp.	24,000	1,208,400
Phillips 66 Co.	306,194	26,458,224
Valero Energy Corp.	228,826	15,633,392
Western Refining, Inc.	405,200	15,336,820
World Fuel Services Corp.	155,665	7,146,580
		84,599,418
Oil & Gas Storage & Transport - 7.0%
Cheniere Energy Partners LP Holdings LLC	197,309	4,413,802
Enable Midstream Partners LP	100,600	1,582,438
Enterprise Products Partners LP	337,952	9,138,222
Gener8 Maritime, Inc. (a)	95,126	426,164
Golar LNG Ltd. (b)	207,500	4,760,050
Magellan Midstream Partners LP	15,913	1,203,500
Noble Midstream Partners LP	126,875	4,567,500
Plains All American Pipeline LP	441,500	14,256,035
Rice Midstream Partners LP	311,698	7,661,537
Tallgrass Energy GP LP	77,800	2,085,040
Targa Resources Corp.	196,864	11,038,164
Teekay LNG Partners LP	69,300	1,001,385
The Williams Companies, Inc.	486,304	15,143,507
		77,277,344

TOTAL OIL, GAS & CONSUMABLE FUELS		862,150,025

TOTAL COMMON STOCKS
(Cost $869,381,648)		1,096,527,603

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.60% (d)	30,544,585	30,550,694
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	18,998,857	19,000,757
TOTAL MONEY MARKET FUNDS
(Cost $49,550,053)		49,551,451
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $918,931,701)		1,146,079,054
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(35,355,556)
NET ASSETS - 100%		$1,110,723,498

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $895,288 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	10/11/16	$454,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,535
Fidelity Securities Lending Cash Central Fund	124,750
Total	$136,285

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $932,635,765. Net unrealized appreciation aggregated $213,443,289, of which $248,806,102 related to appreciated investment securities and $35,362,813 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

December 31, 2016

UTCIP-QTLY-0217
1.842153.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Electric Utilities - 49.7%
Electric Utilities - 49.7%
Edison International	230,860	$16,619,611
Exelon Corp.	633,445	22,480,963
FirstEnergy Corp.	669,340	20,729,460
Great Plains Energy, Inc.	691,319	18,907,575
NextEra Energy, Inc.	592,698	70,803,704
OGE Energy Corp.	239,325	8,005,421
PG&E Corp.	649,505	39,470,419
PNM Resources, Inc.	308,748	10,590,056
PPL Corp.	662,949	22,573,413
		230,180,622
Gas Utilities - 1.1%
Gas Utilities - 1.1%
South Jersey Industries, Inc.	149,363	5,032,039
Independent Power and Renewable Electricity Producers - 5.5%
Independent Power Producers & Energy Traders - 2.4%
Calpine Corp. (a)	185,908	2,124,928
Dynegy, Inc. (a)	326,437	2,761,657
NRG Yield, Inc. Class C	404,870	6,396,946
		11,283,531
Renewable Electricity - 3.1%
NextEra Energy Partners LP	337,519	8,620,235
Pattern Energy Group, Inc.	293,746	5,578,237
		14,198,472

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		25,482,003

Media - 1.6%
Cable & Satellite - 1.6%
Charter Communications, Inc. Class A (a)	25,600	7,370,752
Multi-Utilities - 39.4%
Multi-Utilities - 39.4%
Avangrid, Inc.	643,009	24,357,181
Black Hills Corp.	194,800	11,949,032
CenterPoint Energy, Inc.	759,478	18,713,538
Dominion Resources, Inc.	449,529	34,429,426
DTE Energy Co.	229,638	22,621,639
SCANA Corp.	229,789	16,838,938
Sempra Energy	531,240	53,463,994
		182,373,748
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Storage & Transport - 0.8%
Cheniere Energy Partners LP Holdings LLC	179,963	4,025,772
TOTAL COMMON STOCKS
(Cost $387,092,239)		454,464,936

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.60% (b)
(Cost $6,413,006)	6,411,723	6,413,006
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $393,505,245)		460,877,942
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,209,329
NET ASSETS - 100%		$463,087,271

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,212
Fidelity Securities Lending Cash Central Fund	134
Total	$5,346

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $394,224,844. Net unrealized appreciation aggregated $66,653,098, of which $72,945,308 related to appreciated investment securities and $6,292,210 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

December 31, 2016

ITCIP-QTLY-0217
1.842156.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Automobiles - 2.2%
Automobile Manufacturers - 2.2%
Tesla Motors, Inc. (a)	343,570	$73,417,473
Banks - 0.2%
Diversified Banks - 0.2%
Han's Laser Technology Industry Group Co. Ltd. ELS (A Shares) (HSBC Warrant Program) warrants 3/18/19 (a)(b)	2,502,650	8,143,973
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR	100,600	3,054,216
Genscript Biotech Corp.	2,433,298	1,155,660
Samsung Biologics Co. Ltd. (a)	16,221	2,028,876
		6,238,752
Capital Markets - 0.7%
Diversified Capital Markets - 0.5%
iFlytek Co. Ltd. ELS (UBS Warrant Programme) warrants 11/24/17 (a)(b)	740,953	2,890,197
Lens Technology Co., Ltd. ELS (UBS Warrant Programme) warrants 9/25/17 (a)(b)	3,637,229	14,459,884
		17,350,081
Financial Exchanges & Data - 0.2%
MSCI, Inc.	60,305	4,750,828

TOTAL CAPITAL MARKETS		22,100,909

Chemicals - 1.5%
Industrial Gases - 0.6%
SK Materials Co., Ltd.	106,351	15,803,927
Wonik Materials Co. Ltd. (a)	38,664	2,155,375
		17,959,302
Specialty Chemicals - 0.9%
Duk San Neolux Co. Ltd. (a)	337,754	8,896,693
Nitto Denko Corp.	90,500	6,944,980
Shin-Etsu Chemical Co. Ltd.	66,500	5,158,978
Soulbrain Co. Ltd.	198,868	9,949,536
		30,950,187

TOTAL CHEMICALS		48,909,489

Commercial Services & Supplies - 0.7%
Commercial Printing - 0.7%
Nissha Printing Co. Ltd. (c)	913,100	22,000,339
Communications Equipment - 0.3%
Communications Equipment - 0.3%
Ciena Corp. (a)	84,899	2,072,385
CommScope Holding Co., Inc. (a)	146,220	5,439,384
Palo Alto Networks, Inc. (a)	292	36,515
Radware Ltd. (a)	1,227	17,890
Sonus Networks, Inc. (a)	12,827	80,810
Wistron NeWeb Corp.	563,980	1,499,683
		9,146,667
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	376	286
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)	1,400	7,350
Diversified Consumer Services - 2.4%
Education Services - 2.4%
China Online Education Group sponsored ADR (a)	19,305	300,193
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,498,340	63,080,114
TAL Education Group ADR (a)	215,011	15,083,022
		78,463,329
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,433	34,277
ZTO Express (Cayman), Inc. sponsored ADR (c)	132,100	1,594,447
		1,628,724

TOTAL DIVERSIFIED CONSUMER SERVICES		80,092,053

Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	728,900	6,268,540
Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	888,307	4,489,604
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	32,300	7,456,778
Lumenpulse, Inc. (a)	39,311	541,655
Nidec Corp.	400	34,516
Rockwell Automation, Inc.	60,700	8,158,080
		16,191,029
Electronic Equipment & Components - 9.1%
Electronic Components - 2.5%
Alps Electric Co. Ltd.	990,400	23,947,554
InvenSense, Inc. (a)(c)	362,845	4,640,788
Iriso Electronics Co. Ltd.	138,500	7,927,829
Largan Precision Co. Ltd.	216,000	25,224,237
Ledlink Optics, Inc.	1,521,489	2,165,887
Mitsumi Electric Co. Ltd. (a)	292,300	1,605,618
Murata Manufacturing Co. Ltd.	200	26,781
Samsung SDI Co. Ltd.	41,980	3,790,268
Sunny Optical Technology Group Co. Ltd.	884,738	3,856,563
Tong Hsing Electronics Industries Ltd.	149,000	505,015
Universal Display Corp. (a)	51,914	2,922,758
Yageo Corp.	3,641,020	6,574,243
Yaskawa Electric Corp.	1,800	27,999
		83,215,540
Electronic Equipment & Instruments - 2.1%
Chroma ATE, Inc.	8,868,018	20,602,645
Cognex Corp.	217,555	13,840,849
Hexagon AB (B Shares)	418,400	14,948,434
National Instruments Corp.	208,436	6,423,998
Topcon Corp.	990,100	14,926,684
		70,742,610
Electronic Manufacturing Services - 3.5%
AAC Technology Holdings, Inc.	328,565	2,974,090
Merry Electronics Co. Ltd.	2,199,000	8,232,402
Trimble, Inc. (a)	3,428,900	103,381,335
		114,587,827
Technology Distributors - 1.0%
Dell Technologies, Inc. (a)	598,169	32,881,350
Digital China Holdings Ltd. (H Shares)	40,352	30,459
		32,911,809

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		301,457,786

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	725,000	3,395,523
Olympus Corp.	8,200	283,448
		3,678,971
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	20,489	830,214
Health Care Technology - 1.3%
Health Care Technology - 1.3%
athenahealth, Inc. (a)	129,730	13,643,704
Inovalon Holdings, Inc. Class A (a)(c)	713,035	7,344,261
M3, Inc.	54,600	1,375,803
Medidata Solutions, Inc. (a)	313,764	15,584,658
Veeva Systems, Inc. Class A (a)	87,796	3,573,297
		41,521,723
Hotels, Restaurants & Leisure - 0.2%
Casinos & Gaming - 0.1%
500.com Ltd. sponsored ADR Class A (a)(c)	242,873	3,723,243
Hotels, Resorts & Cruise Lines - 0.1%
Tuniu Corp. Class A sponsored ADR (a)(c)	395,018	3,456,408

TOTAL HOTELS, RESTAURANTS & LEISURE		7,179,651

Household Durables - 1.1%
Consumer Electronics - 1.1%
Sony Corp.	579,700	16,197,940
Sony Corp. sponsored ADR	712,802	19,979,840
		36,177,780
Industrial Conglomerates - 0.3%
Industrial Conglomerates - 0.3%
Cheil Industries, Inc.	96,139	9,994,114
Toshiba Corp. (a)	8,200	19,862
		10,013,976
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	42,929	32,191,169
Ctrip.com International Ltd. ADR (a)	8,569	342,760
Groupon, Inc. Class A (a)	290,700	965,124
JD.com, Inc. sponsored ADR (a)	547,776	13,935,421
Jumei International Holding Ltd. sponsored ADR (a)	950,055	4,759,776
Liberty Interactive Corp. QVC Group Series A (a)	609	12,168
MySale Group PLC (a)	39,900	54,336
Netflix, Inc. (a)	13,986	1,731,467
Vipshop Holdings Ltd. ADR (a)	251,413	2,768,057
		56,760,278
Internet Software & Services - 22.2%
Internet Software & Services - 22.2%
58.com, Inc. ADR (a)(c)	750,306	21,008,568
Akamai Technologies, Inc. (a)	62,270	4,152,164
Alarm.com Holdings, Inc. (a)	10,800	300,564
Alibaba Group Holding Ltd. sponsored ADR (a)	35,934	3,155,365
Alphabet, Inc.:
Class A (a)	235,581	186,686,163
Class C (a)	244,833	188,967,006
Apptio, Inc. Class A (c)	4,800	88,944
Benefitfocus, Inc. (a)	89,222	2,649,893
Bitauto Holdings Ltd. ADR (a)	63,145	1,195,966
BlackLine, Inc.	100	2,763
Box, Inc. Class A (a)(c)	108,364	1,501,925
Cornerstone OnDemand, Inc. (a)	41,955	1,775,116
CoStar Group, Inc. (a)	173,300	32,665,317
DeNA Co. Ltd.	980,320	21,422,351
eBay, Inc. (a)	24,829	737,173
eGain Communications Corp. (a)	135,036	283,576
Endurance International Group Holdings, Inc. (a)	1,174,780	10,925,454
Envestnet, Inc. (a)	434	15,299
Facebook, Inc. Class A (a)	1,240,875	142,762,669
Fang Holdings Ltd. ADR	5,400	17,712
Hortonworks, Inc. (a)(c)	403,678	3,354,564
LogMeIn, Inc.	33,411	3,225,832
MINDBODY, Inc. (a)(c)	135,131	2,878,290
mixi, Inc.	47,000	1,717,134
NetEase, Inc. ADR	92,862	19,996,903
New Relic, Inc. (a)	239,000	6,751,750
Nutanix, Inc. Class B	68,486	1,728,039
Q2 Holdings, Inc. (a)	1,525	43,996
Renren, Inc. ADR (a)	513,597	816,619
Shopify, Inc. (a)	5,035	215,850
Shopify, Inc. Class A (a)	60,700	2,602,209
SINA Corp.	46,159	2,806,006
SMS Co., Ltd.	908,496	20,140,433
Tencent Holdings Ltd.	416,768	10,105,421
The Trade Desk, Inc. (c)	3,800	105,146
Twilio, Inc. Class A (c)	11,487	331,400
Twitter, Inc. (a)	49,352	804,438
Web.com Group, Inc. (a)	112,750	2,384,663
Weibo Corp. sponsored ADR (a)	690	28,014
Xunlei Ltd. sponsored ADR (a)	1,203,088	4,643,920
Yahoo!, Inc. (a)	711,801	27,525,345
Zillow Group, Inc.:
Class A (a)(c)	1,249	45,526
Class C (a)(c)	1,363	49,709
		732,615,195
IT Services - 2.9%
Data Processing & Outsourced Services - 2.8%
Alliance Data Systems Corp.	71,700	16,383,450
Fidelity National Information Services, Inc.	224,313	16,967,035
Fiserv, Inc. (a)	153,778	16,343,526
FleetCor Technologies, Inc. (a)	2,001	283,182
Global Payments, Inc.	210,356	14,600,810
PayPal Holdings, Inc. (a)	8,072	318,602
Paysafe Group PLC (a)	2,504,058	11,458,322
Total System Services, Inc.	117,453	5,758,721
Travelport Worldwide Ltd.	8,198	115,592
Vantiv, Inc. (a)	133,772	7,975,487
Visa, Inc. Class A	4,178	325,968
		90,530,695
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	4,749	266,086
CSRA, Inc.	113,200	3,604,288
EPAM Systems, Inc. (a)	505	32,477
Virtusa Corp. (a)	600	15,072
		3,917,923

TOTAL IT SERVICES		94,448,618

Leisure Products - 0.1%
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	111,300	3,071,166
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,008,062	2,174,254
Machinery - 0.3%
Industrial Machinery - 0.3%
Harmonic Drive Systems, Inc. (c)	52,600	1,303,355
HIWIN Technologies Corp.	588,000	2,681,416
King Slide Works Co. Ltd.	53,000	680,984
Minebea Mitsumi, Inc.	472,500	4,430,888
		9,096,643
Media - 0.8%
Advertising - 0.0%
iCar Asia Ltd. (a)	3,431,964	619,169
Cable & Satellite - 0.8%
Naspers Ltd. Class N	177,674	25,938,924
Publishing - 0.0%
NEXT Co. Ltd.	39,800	269,704
Schibsted ASA (B Shares)	53,248	1,128,430
		1,398,134

TOTAL MEDIA		27,956,227

Professional Services - 0.3%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	800	27,040
WageWorks, Inc. (a)	86,205	6,249,863
		6,276,903
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	62,800	3,466,560
Verisk Analytics, Inc. (a)	448	36,364
		3,502,924

TOTAL PROFESSIONAL SERVICES		9,779,827

Semiconductors & Semiconductor Equipment - 18.6%
Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (a)	285,800	3,015,190
Applied Materials, Inc.	1,550	50,019
EO Technics Co. Ltd.	104,417	7,766,915
Lam Research Corp.	208,787	22,075,050
Nanometrics, Inc. (a)	107,497	2,693,875
Rubicon Technology, Inc. (a)(c)	1,177,651	728,966
Siltronic AG (a)	382,000	17,702,994
SolarEdge Technologies, Inc. (a)(c)	109,877	1,362,475
Sumco Corp. (c)	3,554,200	45,919,504
SunEdison, Inc. (a)	1,200	85
Tessera Holding Corp.	242,670	10,726,014
		112,041,087
Semiconductors - 15.2%
Advanced Micro Devices, Inc. (a)	989,688	11,223,062
Advanced Semiconductor Engineering, Inc.	25,447,000	25,762,612
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,685,644	13,535,646
Ambarella, Inc. (a)(c)	115,383	6,245,682
ams AG	525,330	14,909,199
ASPEED Tech, Inc.	329,000	4,794,928
Broadcom Ltd.	225,396	39,843,251
Cavium, Inc. (a)	119,811	7,480,999
Chipbond Technology Corp.	2,857,000	4,045,021
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	379,488	5,354,576
Cirrus Logic, Inc. (a)	40,052	2,264,540
Dialog Semiconductor PLC (a)	414,500	17,524,930
GlobalWafers Co. Ltd.	6,886,000	24,400,006
Himax Technologies, Inc. sponsored ADR (c)	1,873,541	11,316,188
Hua Hong Semiconductor Ltd.	6,521,986	7,257,578
Infineon Technologies AG	118,300	2,046,292
Inphi Corp. (a)	21,329	951,700
Integrated Device Technology, Inc. (a)	570,727	13,446,328
M/A-COM Technology Solutions Holdings, Inc. (a)(c)	107,733	4,985,883
MagnaChip Semiconductor Corp. (a)(c)	301,826	1,871,321
Marvell Technology Group Ltd.	2,549,681	35,364,075
Maxim Integrated Products, Inc.	870	33,556
Melexis NV	570	38,191
Mellanox Technologies Ltd. (a)	243,600	9,963,240
Micron Technology, Inc. (a)	2,178,033	47,742,483
Microsemi Corp. (a)	118,330	6,386,270
Monolithic Power Systems, Inc.	163,943	13,431,850
NVIDIA Corp.	400,150	42,712,011
NXP Semiconductors NV (a)	484,145	47,451,051
ON Semiconductor Corp. (a)	457,726	5,840,584
Power Integrations, Inc.	4,813	326,562
Qualcomm, Inc.	367,992	23,993,078
Realtek Semiconductor Corp.	257,000	807,715
Sanken Electric Co. Ltd.	686,300	3,006,508
Semiconductor Manufacturing International Corp. (a)	27,722	43,340
Semtech Corp. (a)	801,594	25,290,291
Silergy Corp.	215,000	3,007,595
Silicon Laboratories, Inc. (a)	53,900	3,503,500
Silicon Motion Technology Corp. sponsored ADR	282,657	12,007,269
Siliconware Precision Industries Co. Ltd. sponsored ADR	140,355	1,024,592
Sitronix Technology Corp.	409,000	1,291,732
SK Hynix, Inc.	822	30,435
Skyworks Solutions, Inc.	4,345	324,398
STMicroelectronics NV	2,900	32,870
Vanguard International Semiconductor Corp.	184,000	318,625
Xilinx, Inc.	500	30,185
		503,261,748

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		615,302,835

Software - 17.6%
Application Software - 7.2%
8x8, Inc. (a)	2,300	32,890
Adobe Systems, Inc. (a)	31,513	3,244,263
ANSYS, Inc. (a)	36,211	3,349,155
Aspen Technology, Inc. (a)	64,100	3,504,988
Autodesk, Inc. (a)	1,515,644	112,172,812
Blackbaud, Inc.	24,701	1,580,864
Callidus Software, Inc. (a)	776,750	13,049,400
Citrix Systems, Inc. (a)	18,227	1,627,853
Guidewire Software, Inc. (a)	402	19,831
HubSpot, Inc. (a)	18,900	888,300
Intuit, Inc.	179,180	20,535,820
Kingdee International Software Group Co. Ltd. (a)	682,564	255,703
LINE Corp. ADR (c)	8,332	283,371
Linx SA	3,900	20,478
Mobileye NV (a)	389,019	14,829,404
Parametric Technology Corp. (a)	800	37,016
Paycom Software, Inc. (a)	100	4,549
Paylocity Holding Corp. (a)	100,421	3,013,634
RealPage, Inc. (a)	16,042	481,260
Salesforce.com, Inc. (a)	421,709	28,870,198
Splunk, Inc. (a)	58,057	2,969,616
SS&C Technologies Holdings, Inc.	136,966	3,917,228
Ultimate Software Group, Inc. (a)	8,499	1,549,793
Workday, Inc. Class A (a)	155,851	10,300,193
Workiva, Inc. (a)	96,201	1,313,144
Zendesk, Inc. (a)	528,769	11,209,903
		239,061,666
Home Entertainment Software - 5.0%
Activision Blizzard, Inc.	1,038,024	37,483,047
Capcom Co. Ltd.	951,300	22,383,529
Electronic Arts, Inc. (a)	458,615	36,120,517
NCSOFT Corp.	31,740	6,507,035
Nexon Co. Ltd.	540,800	7,838,419
Nintendo Co. Ltd.	111,900	23,261,259
Nintendo Co. Ltd. ADR (c)	119,384	3,098,015
Square Enix Holdings Co. Ltd.	564,000	14,501,134
Take-Two Interactive Software, Inc. (a)	297,965	14,686,695
		165,879,650
Systems Software - 5.4%
Allot Communications Ltd. (a)	550,070	2,634,835
CommVault Systems, Inc. (a)	600	30,840
CyberArk Software Ltd. (a)	59,148	2,691,234
Imperva, Inc. (a)	122,048	4,686,643
Microsoft Corp.	2,386,915	148,322,898
Oracle Corp.	7,137	274,418
Progress Software Corp.	92,050	2,939,157
Proofpoint, Inc. (a)	144,024	10,175,296
Rapid7, Inc. (a)	4,650	56,591
ServiceNow, Inc. (a)	4,505	334,902
Tableau Software, Inc. (a)	135,206	5,698,933
Varonis Systems, Inc. (a)	100	2,680
		177,848,427

TOTAL SOFTWARE		582,789,743

Technology Hardware, Storage & Peripherals - 10.7%
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	2,766,683	320,437,212
BlackBerry Ltd. (a)	2,514	17,301
HP, Inc.	11,821	175,424
HTC Corp. (a)	112,000	272,628
Nimble Storage, Inc. (a)	3,500	27,720
Samsung Electronics Co. Ltd.	21,754	32,470,943
Stratasys Ltd. (a)	200	3,308
		353,404,536
TOTAL COMMON STOCKS
(Cost $2,545,473,376)		3,185,265,887

Convertible Preferred Stocks - 1.5%
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)	2,771,770	8,761,288
Series B (d)	3,479,801	16,121,222
		24,882,510
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	489,912	23,894,100
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,795,646)		48,776,610

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.60% (e)	72,743,393	72,757,941
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	77,660,783	77,668,549
TOTAL MONEY MARKET FUNDS
(Cost $150,420,778)		150,426,490
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $2,725,689,800)		3,384,468,987
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(78,655,025)
NET ASSETS - 100%		$3,305,813,962

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,494,054 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,776,610 or 1.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,578
Fidelity Securities Lending Cash Central Fund	439,659
Total	$488,237

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,185,265,887	$3,039,104,605	$146,161,282	$--
Convertible Preferred Stocks	48,776,610	--	--	48,776,610
Money Market Funds	150,426,490	150,426,490	--	--
Total Investments in Securities:	$3,384,468,987	$3,189,531,095	$146,161,282	$48,776,610

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$23,265
Level 2 to Level 1	$374,483,304

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$48,029,540
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	747,070
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$48,776,610
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2016	$747,070

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$48,776,610	Market approach	Transaction price	$3.16 - $48.77 / $25.99	Increase
			Premium rate	20.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,731,795,478. Net unrealized appreciation aggregated $652,673,509, of which $782,076,602 related to appreciated investment securities and $129,403,093 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Financials Central Fund

December 31, 2016

FNCIP-QTLY-0217
1.842159.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Banks - 35.9%
Diversified Banks - 24.4%
Bank of America Corp.	7,650,000	$169,065,000
Citigroup, Inc.	2,383,436	141,647,601
Comerica, Inc.	350,000	23,838,500
JPMorgan Chase & Co.	1,575,000	135,906,750
The Bank of NT Butterfield & Son Ltd.	128,744	4,047,711
U.S. Bancorp	1,813,555	93,162,320
Wells Fargo & Co.	2,707,000	149,182,770
		716,850,652
Regional Banks - 11.5%
Bank of the Ozarks, Inc.	300,000	15,777,000
CIT Group, Inc.	500,000	21,340,000
CoBiz, Inc.	950,000	16,045,500
First Republic Bank	350,000	32,249,000
Huntington Bancshares, Inc.	4,800,000	63,456,000
M&T Bank Corp.	363,020	56,787,219
PNC Financial Services Group, Inc.	565,054	66,088,716
Popular, Inc.	671,947	29,444,718
Preferred Bank, Los Angeles	155,628	8,158,020
SVB Financial Group (a)	155,500	26,693,130
		336,039,303

TOTAL BANKS		1,052,889,955

Capital Markets - 13.0%
Asset Management & Custody Banks - 3.4%
Affiliated Managers Group, Inc. (a)	225,000	32,692,500
BlackRock, Inc. Class A	51,900	19,750,026
Northern Trust Corp.	350,000	31,167,500
Oaktree Capital Group LLC Class A	400,000	15,000,000
		98,610,026
Financial Exchanges & Data - 3.4%
CBOE Holdings, Inc.	375,000	27,708,750
IntercontinentalExchange, Inc.	1,250,000	70,525,000
		98,233,750
Investment Banking & Brokerage - 6.2%
E*TRADE Financial Corp. (a)	1,350,000	46,777,500
Goldman Sachs Group, Inc.	525,000	125,711,250
Investment Technology Group, Inc.	518,359	10,232,407
		182,721,157

TOTAL CAPITAL MARKETS		379,564,933

Consumer Finance - 6.1%
Consumer Finance - 6.1%
Capital One Financial Corp.	1,232,845	107,553,398
Synchrony Financial	2,000,000	72,540,000
		180,093,398
Diversified Financial Services - 6.1%
Multi-Sector Holdings - 5.8%
Berkshire Hathaway, Inc. Class B (a)	1,050,000	171,129,002
Specialized Finance - 0.3%
Bats Global Markets, Inc.	225,000	7,539,750

TOTAL DIVERSIFIED FINANCIAL SERVICES		178,668,752

Diversified Telecommunication Services - 0.2%
Integrated Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	63,791	6,587,059
Equity Real Estate Investment Trusts (REITs) - 17.3%
Diversified REITs - 1.6%
American Assets Trust, Inc.	111,501	4,803,463
Chambers Street Properties	394,500	3,621,510
Empire State Realty Trust, Inc.	273,932	5,530,687
Forest City Realty Trust, Inc. Class A	132,904	2,769,719
Liberty Property Trust (SBI)	181,819	7,181,851
NorthStar Realty Finance Corp.	178,496	2,704,214
Spirit Realty Capital, Inc.	193,800	2,104,668
VEREIT, Inc.	1,714,224	14,502,335
Washington REIT (SBI)	124,600	4,073,174
		47,291,621
Health Care REITs - 1.7%
Healthcare Realty Trust, Inc.	430,621	13,056,429
Healthcare Trust of America, Inc.	35,459	1,032,211
Sabra Health Care REIT, Inc.	309,007	7,545,951
Ventas, Inc.	367,492	22,975,600
Welltower, Inc.	102,803	6,880,605
		51,490,796
Hotel & Resort REITs - 0.8%
DiamondRock Hospitality Co.	439,200	5,063,976
FelCor Lodging Trust, Inc.	669,660	5,363,977
Host Hotels & Resorts, Inc.	382,511	7,206,507
Sunstone Hotel Investors, Inc.	358,200	5,462,550
		23,097,010
Industrial REITs - 1.0%
DCT Industrial Trust, Inc.	325,800	15,599,304
Duke Realty LP	148,100	3,933,536
Prologis, Inc.	118,123	6,235,713
Terreno Realty Corp.	165,500	4,715,095
		30,483,648
Office REITs - 1.9%
Boston Properties, Inc.	157,089	19,758,654
Corporate Office Properties Trust (SBI)	24,000	749,280
Douglas Emmett, Inc.	264,700	9,677,432
Highwoods Properties, Inc. (SBI)	87,125	4,444,246
Hudson Pacific Properties, Inc.	229,240	7,972,967
Mack-Cali Realty Corp.	266,266	7,727,039
New York (REIT), Inc.	92,502	936,120
Vornado Realty Trust	39,800	4,153,926
		55,419,664
Residential REITs - 2.5%
American Homes 4 Rent Class A	193,612	4,061,980
Apartment Investment & Management Co. Class A	186,365	8,470,289
AvalonBay Communities, Inc.	124,494	22,054,112
Equity Lifestyle Properties, Inc.	87,744	6,326,342
Equity Residential (SBI)	60,225	3,876,081
Essex Property Trust, Inc.	38,723	9,003,098
Mid-America Apartment Communities, Inc.	157,839	15,455,595
Monogram Residential Trust, Inc.	294,196	3,183,201
		72,430,698
Retail REITs - 3.3%
Agree Realty Corp.	140,793	6,483,518
Brixmor Property Group, Inc.	286,732	7,001,995
Cedar Shopping Centers, Inc.	594,900	3,884,697
DDR Corp.	182,483	2,786,515
General Growth Properties, Inc.	73,759	1,842,500
National Retail Properties, Inc.	278,537	12,311,335
Pennsylvania Real Estate Investment Trust (SBI)	211,034	4,001,205
Simon Property Group, Inc.	201,846	35,861,979
Taubman Centers, Inc.	115,625	8,548,156
Urban Edge Properties	532,576	14,651,166
		97,373,066
Specialized REITs - 4.5%
American Tower Corp.	357,188	37,747,628
Communications Sales & Leasing, Inc.	98,334	2,498,667
Coresite Realty Corp.	110,970	8,807,689
Corrections Corp. of America	111,100	2,717,506
Digital Realty Trust, Inc.	4,186	411,316
Equinix, Inc.	62,152	22,213,746
Extra Space Storage, Inc.	253,610	19,588,836
Gaming & Leisure Properties	112,566	3,446,771
Outfront Media, Inc.	205,828	5,118,942
Potlatch Corp.	155,428	6,473,576
Public Storage	47,274	10,565,739
The GEO Group, Inc.	71,900	2,583,367
Weyerhaeuser Co.	282,914	8,512,882
		130,686,665

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		508,273,168

Insurance - 15.1%
Insurance Brokers - 2.5%
Brown & Brown, Inc.	800,000	35,888,000
Willis Group Holdings PLC	300,000	36,684,000
		72,572,000
Life & Health Insurance - 2.0%
Torchmark Corp.	800,000	59,008,000
Multi-Line Insurance - 0.7%
American Financial Group, Inc.	250,000	22,030,000
Property & Casualty Insurance - 8.8%
Allied World Assurance Co. Holdings AG	500,000	26,855,000
Allstate Corp.	800,000	59,296,000
Chubb Ltd.	535,000	70,684,200
FNF Group	1,500,000	50,940,000
The Travelers Companies, Inc.	400,000	48,968,000
		256,743,200
Reinsurance - 1.1%
Reinsurance Group of America, Inc.	259,477	32,649,991

TOTAL INSURANCE		443,003,191

IT Services - 2.2%
Data Processing & Outsourced Services - 2.2%
Visa, Inc. Class A	600,000	46,812,000
WEX, Inc. (a)	150,000	16,740,000
		63,552,000
Mortgage Real Estate Investment Trusts - 0.4%
Mortgage REITs - 0.4%
American Capital Mortgage Investment Corp.	776,316	12,188,161
Real Estate Management & Development - 0.6%
Real Estate Development - 0.1%
Howard Hughes Corp. (a)	37,576	4,287,422
Real Estate Operating Companie - 0.1%
Kennedy-Wilson Holdings, Inc.	67,450	1,382,725
Real Estate Services - 0.4%
CBRE Group, Inc. (a)	330,102	10,394,912

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		16,065,059

Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	1,158,000	11,800,020
Radian Group, Inc.	530,495	9,538,300
Washington Mutual, Inc. (a)	155,200	2
		21,338,322
TOTAL COMMON STOCKS
(Cost $2,250,469,986)		2,862,223,998

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.60% (b)
(Cost $67,015,892)	67,002,857	67,016,257
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $2,317,485,878)		2,929,240,255
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,162,626
NET ASSETS - 100%		$2,932,402,881

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,648
Fidelity Securities Lending Cash Central Fund	3,950
Total	$53,598

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,862,223,998	$2,862,223,996	$--	$2
Money Market Funds	67,016,257	67,016,257	--	--
Total Investments in Securities:	$2,929,240,255	$2,929,240,253	$--	$2

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,329,101,507. Net unrealized appreciation aggregated $600,138,748, of which $634,471,440 related to appreciated investment securities and $34,332,692 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

December 31, 2016

CDCIP-QTLY-0217
1.842162.110

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Auto Components - 1.6%
Auto Parts & Equipment - 1.6%
Tenneco, Inc. (a)	427,596	$26,711,922
Visteon Corp.	1,296	104,121
		26,816,043
Automobiles - 0.7%
Automobile Manufacturers - 0.7%
Ferrari NV	94,822	5,512,951
Tesla Motors, Inc. (a)	25,516	5,452,514
Thor Industries, Inc.	7,900	790,395
		11,755,860
Beverages - 2.9%
Distillers & Vintners - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	194,607	29,835,199
Soft Drinks - 1.1%
Monster Beverage Corp. (a)	417,950	18,531,903

TOTAL BEVERAGES		48,367,102

Distributors - 0.1%
Distributors - 0.1%
LKQ Corp. (a)	53,200	1,630,580
Diversified Consumer Services - 0.9%
Specialized Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (a)	399,711	15,057,113
Food & Staples Retailing - 0.8%
Food Distributors - 0.2%
Performance Food Group Co. (a)	159,275	3,822,600
Hypermarkets & Super Centers - 0.6%
Costco Wholesale Corp.	63,349	10,142,808

TOTAL FOOD & STAPLES RETAILING		13,965,408

Hotels, Restaurants & Leisure - 20.7%
Casinos & Gaming - 3.6%
Las Vegas Sands Corp.	891,416	47,610,529
Melco Crown Entertainment Ltd. sponsored ADR	349,200	5,552,280
MGM Mirage, Inc. (a)	198,500	5,722,755
Wynn Resorts Ltd.	15,500	1,340,905
		60,226,469
Hotels, Resorts & Cruise Lines - 4.1%
Accor SA	5,120	190,952
Hilton Worldwide Holdings, Inc.	2,294,556	62,411,923
Royal Caribbean Cruises Ltd.	60,600	4,971,624
		67,574,499
Leisure Facilities - 1.8%
Vail Resorts, Inc.	191,023	30,813,920
Restaurants - 11.2%
ARAMARK Holdings Corp.	97,100	3,468,412
Buffalo Wild Wings, Inc. (a)	89,943	13,887,199
Chipotle Mexican Grill, Inc. (a)	26,900	10,149,908
Dave & Buster's Entertainment, Inc. (a)	275,393	15,504,626
Del Frisco's Restaurant Group, Inc. (a)	53,574	910,758
Domino's Pizza, Inc.	103,187	16,431,498
Dunkin' Brands Group, Inc.	66,300	3,476,772
Jack in the Box, Inc.	123,911	13,833,424
McDonald's Corp.	74,049	9,013,244
Panera Bread Co. Class A (a)	2,600	533,234
Papa John's International, Inc.	75,616	6,471,217
Ruth's Hospitality Group, Inc.	602,731	11,029,977
Starbucks Corp.	1,413,041	78,452,036
U.S. Foods Holding Corp.	110,000	3,022,800
		186,185,105

TOTAL HOTELS, RESTAURANTS & LEISURE		344,799,993

Household Durables - 0.4%
Home Furnishings - 0.3%
Tempur Sealy International, Inc. (a)(b)	70,278	4,798,582
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	1,533,378

TOTAL HOUSEHOLD DURABLES		6,331,960

Household Products - 0.7%
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	97,517	11,929,255
Internet & Direct Marketing Retail - 15.7%
Internet & Direct Marketing Retail - 15.7%
Amazon.com, Inc. (a)	284,626	213,432,499
Liberty Interactive Corp. QVC Group Series A (a)	755,706	15,099,006
Netflix, Inc. (a)	153,027	18,944,743
Ocado Group PLC (a)(b)	4,512,051	14,685,681
		262,161,929
Internet Software & Services - 0.2%
Internet Software & Services - 0.2%
Facebook, Inc. Class A (a)	25,862	2,975,423
Leisure Products - 0.0%
Leisure Products - 0.0%
Mattel, Inc.	30,500	840,275
Media - 23.0%
Advertising - 1.6%
Interpublic Group of Companies, Inc.	1,164,005	27,249,357
Cable & Satellite - 11.2%
Charter Communications, Inc. Class A (a)	370,337	106,627,429
Comcast Corp. Class A	869,995	60,073,155
DISH Network Corp. Class A (a)	49,041	2,840,945
Naspers Ltd. Class N	115,984	16,932,698
		186,474,227
Movies & Entertainment - 10.2%
Lions Gate Entertainment Corp. Class B (a)	126,898	3,114,077
The Walt Disney Co.	1,256,778	130,981,403
Time Warner, Inc.	366,512	35,379,403
		169,474,883

TOTAL MEDIA		383,198,467

Multiline Retail - 1.9%
General Merchandise Stores - 1.9%
B&M European Value Retail S.A.	3,064,955	10,500,757
Dollar Tree, Inc. (a)	268,529	20,725,068
		31,225,825
Software - 0.5%
Application Software - 0.5%
Mobileye NV (a)(b)	235,191	8,965,481
Specialty Retail - 23.1%
Apparel Retail - 9.2%
Foot Locker, Inc.	11,100	786,879
Inditex SA	119,971	4,095,503
L Brands, Inc.	836,092	55,048,297
Ross Stores, Inc.	1,048,469	68,779,566
TJX Companies, Inc.	323,890	24,333,856
		153,044,101
Automotive Retail - 5.3%
Advance Auto Parts, Inc.	86,740	14,669,469
AutoZone, Inc. (a)	50,574	39,942,839
O'Reilly Automotive, Inc. (a)	124,836	34,755,591
		89,367,899
Home Improvement Retail - 8.5%
Home Depot, Inc.	1,057,782	141,827,411
Specialty Stores - 0.1%
Sally Beauty Holdings, Inc. (a)	50,344	1,330,088

TOTAL SPECIALTY RETAIL		385,569,499

Textiles, Apparel & Luxury Goods - 6.5%
Apparel, Accessories & Luxury Goods - 2.0%
adidas AG	27,600	4,362,329
G-III Apparel Group Ltd. (a)	387,516	11,454,973
Ralph Lauren Corp.	27,200	2,456,704
Regina Miracle International Holdings Ltd.	792,064	655,045
VF Corp.	284,819	15,195,094
		34,124,145
Footwear - 4.5%
NIKE, Inc. Class B	1,471,748	74,808,951

TOTAL TEXTILES, APPAREL & LUXURY GOODS		108,933,096

TOTAL COMMON STOCKS
(Cost $1,304,351,576)		1,664,523,309

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.60% (c)	9,363,308	9,365,180
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	17,424,568	17,426,311
TOTAL MONEY MARKET FUNDS
(Cost $26,790,279)		26,791,491
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $1,331,141,855)		1,691,314,800
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(21,864,931)
NET ASSETS - 100%		$1,669,449,869

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,480
Fidelity Securities Lending Cash Central Fund	134,136
Total	$164,616

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,664,523,309	$1,645,402,188	$19,121,121	$--
Money Market Funds	26,791,491	26,791,491	--	--
Total Investments in Securities:	$1,691,314,800	$1,672,193,679	$19,121,121	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,331,755,844. Net unrealized appreciation aggregated $359,558,956, of which $392,739,005 related to appreciated investment securities and $33,180,049 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 1

December 31, 2016

HP1-QTLY-0217
1.811332.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 77.7%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc.:
6% 7/15/22	$380,000	$395,200
6.375% 6/15/26 (a)	525,000	539,175

TOTAL AEROSPACE		934,375

Air Transportation - 2.0%
Air Canada 6.625% 5/15/18 (a)	3,030,000	3,145,140
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,410,000	3,405,738
Allegiant Travel Co. 5.5% 7/15/19	550,000	566,500
American Airlines Group, Inc. 4.625% 3/1/20 (a)	1,695,000	1,716,188
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	166,033	172,259
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	960,319	1,051,549
9.25% 5/10/17	123,934	126,723
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	630,437	724,246
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	947,050
Series 2013-1 Class B, 5.375% 5/15/23	166,184	176,155
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	435,007	456,757
9.75% 1/15/17	259,580	260,408
United Continental Holdings, Inc. 6.375% 6/1/18	80,000	83,600

TOTAL AIR TRANSPORTATION		12,832,313

Automotive & Auto Parts - 1.0%
Allison Transmission, Inc. 5% 10/1/24 (a)	1,650,000	1,666,500
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,495,000	1,434,198
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	680,000	686,800
4.5% 9/15/23 pay-in-kind (a)(b)	465,000	454,538
Tenneco, Inc. 5% 7/15/26	830,000	814,438
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,625,000	1,653,438

TOTAL AUTOMOTIVE & AUTO PARTS		6,709,912

Broadcasting - 0.4%
AMC Networks, Inc. 4.75% 12/15/22	510,000	513,188
Clear Channel Communications, Inc. 9% 12/15/19	780,000	637,650
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	1,280,000	1,251,200

TOTAL BROADCASTING		2,402,038

Building Materials - 0.9%
Building Materials Corp. of America 6% 10/15/25 (a)	2,100,000	2,210,250
CEMEX Finance LLC 6% 4/1/24 (a)	530,000	544,575
CEMEX S.A.B. de CV 5.7% 1/11/25 (a)	595,000	599,463
Eagle Materials, Inc. 4.5% 8/1/26	1,520,000	1,516,200
Standard Industries, Inc. 5.125% 2/15/21 (a)	870,000	906,975

TOTAL BUILDING MATERIALS		5,777,463

Cable/Satellite TV - 5.3%
Altice SA 7.75% 5/15/22 (a)	17,675,000	18,868,049
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	1,625,000	1,685,938
5.5% 5/15/26 (a)	2,800,000	2,856,000
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/23 (a)	605,000	623,150
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,220,000	2,247,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,745,000	2,909,700
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,600,000	3,591,000
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,635,000

TOTAL CABLE/SATELLITE TV		34,416,587

Capital Goods - 0.7%
Belden, Inc. 5.25% 7/15/24 (a)	360,000	361,800
General Cable Corp. 5.75% 10/1/22 (b)	1,990,000	1,930,300
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,245,000	2,357,250

TOTAL CAPITAL GOODS		4,649,350

Chemicals - 0.7%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	580,000	573,354
3.45% 6/1/23	680,000	611,320
4.5% 12/1/26 (a)	420,000	412,220
LSB Industries, Inc. 8.5% 8/1/19	810,000	745,200
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,790,000	1,830,275
Versum Materials, Inc. 5.5% 9/30/24 (a)	515,000	526,588

TOTAL CHEMICALS		4,698,957

Consumer Products - 0.5%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,985,000	2,992,463
Containers - 1.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (a)(b)	2,500,000	2,537,500
4.1557% 5/15/21 (a)(b)	2,110,000	2,173,300
4.625% 5/15/23 (a)	3,445,000	3,417,027
7.25% 5/15/24 (a)	420,000	442,575
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	1,650,000	1,555,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.38% 7/15/21 (a)(b)	1,300,000	1,329,250
5.75% 10/15/20	385,000	397,031

TOTAL CONTAINERS		11,851,808

Diversified Financial Services - 3.7%
FLY Leasing Ltd. 6.75% 12/15/20	1,505,000	1,572,725
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	435,000	457,011
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22	9,095,000	9,026,788
ILFC E-Capital Trust I 4.67% 12/21/65 (a)(b)	1,810,000	1,588,275
ILFC E-Capital Trust II 4.92% 12/21/65 (a)(b)	4,940,000	4,347,200
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,675,000	1,772,904
MSCI, Inc. 4.75% 8/1/26 (a)	2,405,000	2,392,975
Navient Corp.:
5% 10/26/20	165,000	168,300
5.875% 10/25/24	1,695,000	1,610,250
SLM Corp. 5.5% 1/25/23	1,385,000	1,343,450

TOTAL DIVERSIFIED FINANCIAL SERVICES		24,279,878

Diversified Media - 0.5%
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,265,000	2,038,500
National CineMedia LLC 5.75% 8/15/26	1,030,000	1,045,450

TOTAL DIVERSIFIED MEDIA		3,083,950

Energy - 11.0%
Antero Resources Corp.:
5% 3/1/25 (a)	1,380,000	1,349,654
5.125% 12/1/22	2,200,000	2,222,000
5.625% 6/1/23 (Reg. S)	865,000	885,544
Antero Resources Finance Corp. 5.375% 11/1/21	755,000	771,988
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	1,765,000	1,800,847
7% 6/30/24 (a)	1,475,000	1,596,688
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,399,875
5.75% 3/15/23	680,000	639,200
8% 1/15/25 (a)	900,000	918,000
Concho Resources, Inc. 4.375% 1/15/25	1,235,000	1,232,542
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	680,000	674,900
Denbury Resources, Inc. 4.625% 7/15/23	1,535,000	1,231,838
Ensco PLC:
4.5% 10/1/24	270,000	231,525
5.2% 3/15/25	3,165,000	2,733,516
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	530,000	514,100
Ferrellgas LP/Ferrellgas Finance Corp.:
6.75% 1/15/22	30,000	29,625
6.75% 6/15/23 (b)	550,000	540,375
Forbes Energy Services Ltd. 9% 6/15/19 (c)	4,090,000	1,451,950
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,075,000	1,115,313
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,255,000	621,225
Halcon Resources Corp. 8.625% 2/1/20 (a)	3,170,000	3,296,800
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,090,000	3,066,825
5.75% 10/1/25 (a)	1,635,000	1,655,438
Nabors Industries, Inc. 5.5% 1/15/23 (a)	735,000	765,319
Noble Holding International Ltd.:
4.625% 3/1/21	406,000	389,760
7.75% 1/15/24	1,235,000	1,174,794
NRG Yield Operating LLC 5% 9/15/26 (a)	1,645,000	1,570,975
Parsley Energy LLC/Parsley 5.375% 1/15/25 (a)	1,015,000	1,018,451
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	235,000	240,875
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,170,000	3,114,525
Rice Energy, Inc. 6.25% 5/1/22	2,790,000	2,866,725
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	1,350,000	1,444,500
5.75% 5/15/24	3,080,000	3,303,300
5.875% 6/30/26 (a)	1,035,000	1,115,213
Southwestern Energy Co. 6.7% 1/23/25 (b)	530,000	541,925
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	860,000	877,200
6.25% 4/15/21	1,820,000	1,854,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	380,000	383,800
6.75% 3/15/24	1,445,000	1,549,763
Teine Energy Ltd. 6.875% 9/30/22 (a)	3,555,000	3,630,544
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	1,060,000	1,073,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	1,510,000	1,585,500
6.25% 10/15/22	205,000	217,300
The Williams Companies, Inc.:
3.7% 1/15/23	2,075,000	2,002,375
4.55% 6/24/24	1,260,000	1,250,550
Weatherford International Ltd.:
7.75% 6/15/21	1,515,000	1,530,150
8.25% 6/15/23	1,245,000	1,266,788
9.875% 2/15/24 (a)	735,000	783,231
Whiting Petroleum Corp.:
5% 3/15/19	790,000	793,089
6.5% 10/1/18	1,975,000	1,965,125
WPX Energy, Inc.:
5.25% 9/15/24	1,330,000	1,290,100
6% 1/15/22	1,310,000	1,342,750

TOTAL ENERGY		71,921,770

Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,270,373	1,663,245
Environmental - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	660,000	656,700
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	875,000	894,688

TOTAL ENVIRONMENTAL		1,551,388

Food & Drug Retail - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25 (a)	1,850,000	1,831,500
Albertsons, Inc.:
7.45% 8/1/29	265,000	250,425
7.75% 6/15/26	318,000	314,820
8% 5/1/31	1,680,000	1,608,600
8.7% 5/1/30	235,000	236,175
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	1,075,000	911,063
Tesco PLC 6.15% 11/15/37 (a)	3,880,000	3,734,205
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	2,033,900

TOTAL FOOD & DRUG RETAIL		10,920,688

Food/Beverage/Tobacco - 3.0%
ESAL GmbH 6.25% 2/5/23 (a)	5,525,000	5,541,575
JBS Investments GmbH 7.25% 4/3/24 (a)	2,044,000	2,135,980
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	625,000	645,313
7.25% 6/1/21 (a)	2,330,000	2,411,573
7.25% 6/1/21 (a)	870,000	900,459
Minerva Luxembourg SA 6.5% 9/20/26 (a)	820,000	790,275
Vector Group Ltd. 7.75% 2/15/21	6,885,000	7,177,613

TOTAL FOOD/BEVERAGE/TOBACCO		19,602,788

Gaming - 2.4%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	490,000	511,021
MCE Finance Ltd. 5% 2/15/21 (a)	1,250,000	1,242,036
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	3,175,000	3,048,000
Scientific Games Corp. 6.625% 5/15/21	4,015,000	3,392,675
Wynn Macau Ltd. 5.25% 10/15/21 (a)	7,420,000	7,475,650

TOTAL GAMING		15,669,382

Healthcare - 6.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,585,000	3,585,000
Centene Corp. 4.75% 1/15/25	1,300,000	1,269,125
Community Health Systems, Inc. 6.875% 2/1/22	405,000	281,475
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,070,000	1,052,613
5.75% 8/15/22	515,000	538,175
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (a)	1,800,000	1,577,250
Envision Healthcare Corp. 6.25% 12/1/24 (a)	1,765,000	1,862,075
HCA Holdings, Inc.:
4.5% 2/15/27	3,100,000	3,045,750
5% 3/15/24	2,450,000	2,520,438
5.875% 2/15/26	910,000	937,300
HealthSouth Corp.:
5.125% 3/15/23	545,000	539,550
5.75% 9/15/25	3,580,000	3,562,100
Horizon Pharma PLC 6.625% 5/1/23	1,180,000	1,123,950
Horizon Pharma, Inc. 8.75% 11/1/24 (a)	520,000	526,500
IMS Health, Inc. 5% 10/15/26 (a)	1,130,000	1,132,825
Kindred Healthcare, Inc. 8% 1/15/20	430,000	427,850
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	445,000	446,669
5.5% 4/15/25 (a)	415,000	371,425
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	380,000	372,400
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	1,100,000	1,097,250
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	730,000	750,075
Teleflex, Inc. 4.875% 6/1/26	890,000	881,100
Tenet Healthcare Corp. 7.5% 1/1/22 (a)	400,000	417,000
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	4,550,000	3,844,750
5.625% 12/1/21 (a)	1,790,000	1,387,250
5.875% 5/15/23 (a)	2,490,000	1,879,950
6.75% 8/15/18 (a)	2,450,000	2,321,375
VPI Escrow Corp. 6.375% 10/15/20 (a)	2,680,000	2,302,281

TOTAL HEALTHCARE		40,053,501

Homebuilders/Real Estate - 2.9%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (a)	595,000	642,600
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,560,000	2,496,000
5.875% 11/15/24	580,000	588,700
Communications Sales & Leasing, Inc. 7.125% 12/15/24 (a)	940,000	949,400
Lennar Corp. 4.875% 12/15/23	2,195,000	2,173,050
M/I Homes, Inc. 6.75% 1/15/21	2,730,000	2,846,025
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	540,000	526,500
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,255,000	1,271,817
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	1,815,000	1,819,538
5.875% 4/15/23 (a)	950,000	964,250
VEREIT Operating Partnership LP 4.125% 6/1/21	980,000	994,700
William Lyon Homes, Inc. 7% 8/15/22	3,570,000	3,694,950

TOTAL HOMEBUILDERS/REAL ESTATE		18,967,530

Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (a)	1,495,000	1,270,750
Carlson Travel, Inc.:
6.75% 12/15/23 (a)	230,000	239,200
9.5% 12/15/24 (a)	470,000	491,738
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	420,000	436,275
NCL Corp. Ltd. 4.75% 12/15/21 (a)	2,060,000	2,058,723
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	472,650
7.25% 11/30/21 (a)	1,040,000	1,076,400

TOTAL LEISURE		6,045,736

Metals/Mining - 0.5%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	675,000	627,750
3.875% 3/15/23	1,620,000	1,486,350
Murray Energy Corp. 11.25% 4/15/21 (a)	520,000	403,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	815,000	812,963

TOTAL METALS/MINING		3,330,063

Publishing/Printing - 0.6%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	970,000	977,275
R.R. Donnelley & Sons Co. 6.5% 11/15/23	3,230,000	3,145,213

TOTAL PUBLISHING/PRINTING		4,122,488

Restaurants - 0.1%
Yum! Brands, Inc. 5.35% 11/1/43	520,000	427,700
Services - 3.4%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	750,000	630,000
APX Group, Inc.:
6.375% 12/1/19	3,580,000	3,682,925
7.875% 12/1/22	2,880,000	3,117,600
8.75% 12/1/20	6,281,000	6,328,108
Aramark Services, Inc. 4.75% 6/1/26 (a)	1,395,000	1,381,050
Garda World Security Corp.:
7.25% 11/15/21 (a)	5,665,000	5,268,450
7.25% 11/15/21 (a)	205,000	190,650
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	215,000	219,300
The ServiceMaster Co. 5.125% 11/15/24 (a)	980,000	994,700
United Rentals North America, Inc. 4.625% 7/15/23	483,000	492,660

TOTAL SERVICES		22,305,443

Steel - 0.3%
Steel Dynamics, Inc. 5.125% 10/1/21	1,650,000	1,720,851
Super Retail - 1.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	3,635,000	3,707,700
JC Penney Corp., Inc.:
5.65% 6/1/20	4,596,000	4,532,805
7.4% 4/1/37	3,055,000	2,749,500

TOTAL SUPER RETAIL		10,990,005

Technology - 7.3%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (a)	685,000	732,950
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	970,000	1,030,625
Lucent Technologies, Inc.:
6.45% 3/15/29	11,675,000	12,171,188
6.5% 1/15/28	4,140,000	4,274,550
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,145,000	1,149,294
5.25% 1/15/24 (a)	450,000	447,750
Nuance Communications, Inc. 6% 7/1/24 (a)	2,620,000	2,705,150
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,725,000	2,759,063
4.125% 6/1/21 (a)	3,265,000	3,371,113
4.625% 6/1/23 (a)	1,375,000	1,443,750
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,080,600
Qorvo, Inc. 6.75% 12/1/23	3,535,000	3,888,500
Sensata Technologies BV 5% 10/1/25 (a)	1,450,000	1,421,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	685,000	715,825
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,545,000	3,988,125
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (a)	860,000	589,100
VeriSign, Inc. 5.25% 4/1/25	830,000	850,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	3,010,000	3,175,550

TOTAL TECHNOLOGY		47,794,883

Telecommunications - 11.1%
Altice Financing SA 6.625% 2/15/23 (a)	1,690,000	1,736,475
Altice Finco SA 7.625% 2/15/25 (a)	3,705,000	3,742,050
Columbus International, Inc. 7.375% 3/30/21 (a)	6,430,000	6,842,420
Intelsat Jackson Holdings SA 7.25% 10/15/20	580,000	449,500
Neptune Finco Corp. 10.125% 1/15/23 (a)	4,865,000	5,619,075
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,530,000	5,751,200
SBA Communications Corp. 4.875% 9/1/24 (a)	2,705,000	2,671,188
SFR Group SA:
6% 5/15/22 (a)	2,250,000	2,309,063
6.25% 5/15/24 (a)	6,880,000	6,914,400
Sprint Capital Corp. 6.875% 11/15/28	3,880,000	3,831,500
Sprint Corp.:
7.25% 9/15/21	5,465,000	5,806,563
7.625% 2/15/25	4,195,000	4,409,994
7.875% 9/15/23	3,630,000	3,875,025
T-Mobile U.S.A., Inc.:
6.375% 3/1/25	3,745,000	4,002,469
6.5% 1/15/24	3,255,000	3,490,988
6.625% 4/1/23	5,045,000	5,347,700
Telecom Italia Capital SA:
6% 9/30/34	3,280,000	3,034,000
6.375% 11/15/33	1,100,000	1,056,000
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	550,000	573,375
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	525,000	548,625

TOTAL TELECOMMUNICATIONS		72,011,610

Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,970,000	2,524,500
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	815,000	770,175

TOTAL TRANSPORTATION EX AIR/RAIL		3,294,675

Utilities - 6.0%
Calpine Corp. 5.25% 6/1/26 (a)	1,080,000	1,063,800
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,270,000	6,395,400
DPL, Inc. 6.75% 10/1/19	1,390,000	1,414,325
Dynegy, Inc. 7.625% 11/1/24	4,330,000	3,994,425
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,710,244
7% 6/15/23	4,980,000	4,805,700
NRG Energy, Inc. 6.25% 5/1/24	3,160,000	3,073,100
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,927,012	5,315,014
PPL Energy Supply LLC 6.5% 6/1/25	750,000	579,375
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	4,320,000	4,093,200
The AES Corp.:
3.9307% 6/1/19 (b)	780,000	780,000
4.875% 5/15/23	3,975,000	3,926,108
6% 5/15/26	2,140,000	2,172,100

TOTAL UTILITIES		39,322,791

TOTAL NONCONVERTIBLE BONDS
(Cost $492,370,615)		506,345,631

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24(a)(b)
(Cost $9,890)	14,024	12,744
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. (d)	4,300	46,526
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (d)	0*	16,065
TOTAL COMMON STOCKS
(Cost $594,721)		62,591

Convertible Preferred Stocks - 0.3%
Energy - 0.3%
Southwestern Energy Co. Series B 6.25%
(Cost $1,287,176)	72,600	1,849,122
	Principal Amount	Value

Bank Loan Obligations - 9.6%
Aerospace - 0.6%
TransDigm, Inc.:
Tranche D, term loan 3.9828% 6/4/21 (b)	1,398,733	1,408,132
Tranche F, term loan 3.77% 6/9/23 (b)	2,658,321	2,683,575

TOTAL AEROSPACE		4,091,707

Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 3.25% 12/14/23 (b)	1,355,000	1,361,436
Building Materials - 0.2%
GYP Holdings III Corp. Tranche B, term loan 4.5% 4/1/21 (b)	1,465,110	1,476,713
Cable/Satellite TV - 0.4%
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	2,249,363	2,271,451
Chemicals - 0.0%
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	45,000	45,474
Containers - 0.8%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (b)	360,000	365,850
Tranche B 1LN, term loan 4.25% 12/7/23 (b)	735,000	740,285
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/21 (b)	2,749,901	2,778,087
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	246,557	249,583
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	1,057,778	1,065,711

TOTAL CONTAINERS		5,199,516

Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,515,000	1,416,525
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	127,725	126,128

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,542,653

Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	1,602,291	1,564,237
Food & Drug Retail - 0.1%
Albertson's LLC term loan 4.0614% 6/22/23 (b)	491,429	497,365
Gaming - 0.2%
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,234,800	1,249,469
Healthcare - 0.7%
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	1,835,000	1,852,212
Horizon Pharmaceuticals, Inc. term loan 5.5% 5/7/21 (b)	115,000	114,641
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (b)	2,445,000	2,465,073

TOTAL HEALTHCARE		4,431,926

Hotels - 0.1%
Four Seasons Holdings, Inc. Tranche B, term loan 3.75% 11/30/23 (b)	395,000	399,230
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	1,196,847	1,140,751
Publishing/Printing - 0.7%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	582,075	582,168
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	4,062,039	4,060,333

TOTAL PUBLISHING/PRINTING		4,642,501

Services - 1.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	776,061	755,689
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,256,150	1,251,892
Garda World Security Corp.:
term loan 4.0045% 11/8/20 (b)	3,013,278	3,013,278
Tranche DD, term loan 4.0045% 11/8/20 (b)	770,838	770,838
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,716,330	2,695,957
Xerox Business Services LLC Tranche B, term loan 6.25% 12/7/23 (b)	1,375,000	1,390,469

TOTAL SERVICES		9,878,123

Super Retail - 0.9%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	2,254,094	2,262,547
PetSmart, Inc. term loan 4% 3/11/22 (b)	3,813,265	3,822,798

TOTAL SUPER RETAIL		6,085,345

Technology - 1.5%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	1,275,000	1,264,902
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,961,233	1,966,842
Kronos, Inc. term loan:
5% 11/1/23 (b)	2,325,000	2,352,249
9.25% 11/1/24 (b)	580,000	597,040
Rackspace Hosting, Inc. term loan 4.5% 11/3/23 (b)	335,000	339,047
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	1,492,151	1,510,803
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	1,860,338	1,862,663

TOTAL TECHNOLOGY		9,893,546

Telecommunications - 0.7%
GTT Communications, Inc. Tranche B, term loan 12/12/23 (e)	45,000	45,619
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20(b)	2,684,817	2,697,409
Radiate Holdco LLC Tranche B, term loan 12/8/23 (e)	1,685,000	1,695,295

TOTAL TELECOMMUNICATIONS		4,438,323

Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.02% 5/3/20 (b)	1,507,053	1,503,918
Calpine Corp. Tranche B, term loan 2.52% 11/30/17 (b)	950,000	952,774

TOTAL UTILITIES		2,456,692

TOTAL BANK LOAN OBLIGATIONS
(Cost $61,057,562)		62,666,458

Preferred Securities - 7.2%
Banks & Thrifts - 6.8%
Bank of America Corp.:
6.1% (b)(f)	4,010,000	4,103,681
6.25% (b)(f)	5,670,000	5,785,514
6.5% (b)(f)	2,740,000	2,897,550
Barclays Bank PLC 7.625% 11/21/22	4,585,000	5,071,634
Barclays PLC:
6.625% (b)(f)	11,745,000	11,034,433
8.25% (b)(f)	355,000	370,698
BNP Paribas SA 7.375% (a)(b)(f)	2,265,000	2,340,309
Citigroup, Inc.:
5.875% (b)(f)	2,735,000	2,804,962
5.95% (b)(f)	3,000,000	2,986,275
Credit Agricole SA:
6.625% (a)(b)(f)	5,180,000	5,056,800
7.875%(a)(b)(f)	205,000	207,472
JPMorgan Chase & Co. 5.3% (b)(f)	455,000	468,418
Royal Bank of Scotland Group PLC 7.5% (b)(f)	1,355,000	1,284,427

TOTAL BANKS & THRIFTS		44,412,173

Diversified Financial Services - 0.4%
American Express Co. 4.9% (b)(f)	2,800,000	2,697,433
TOTAL PREFERRED SECURITIES
(Cost $47,178,525)		47,109,606
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.60% (g)
(Cost $25,920,474)	25,915,291	25,920,474
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $628,418,963)		643,966,626
NET OTHER ASSETS (LIABILITIES) - 1.2%		7,830,822
NET ASSETS - 100%		$651,797,448

* Amount represents less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,115,460 or 42.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,019
Total	$23,019

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$1,895,648	$1,895,648	$--	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	506,345,631	--	506,345,631	--
Commercial Mortgage Securities	12,744	--	--	12,744
Bank Loan Obligations	62,666,458	--	62,666,458	--
Preferred Securities	47,109,606	--	47,109,606	--
Money Market Funds	25,920,474	25,920,474	--	--
Total Investments in Securities:	$643,966,626	$27,816,122	$616,121,695	$28,809

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $629,312,875. Net unrealized appreciation aggregated $14,653,751, of which $24,974,362 related to appreciated investment securities and $10,320,611 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

December 31, 2016

EMQ-QTLY-0217
1.876938.108

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Argentina - 0.4%
Grupo Superveille SA sponsored ADR	19,200	$252,288
Telecom Argentina SA Class B sponsored ADR	34,200	621,414
YPF SA Class D sponsored ADR	46,200	762,300

TOTAL ARGENTINA		1,636,002

Australia - 0.0%
Frontier Digital Ventures Ltd.	412,921	146,012
Austria - 0.4%
Erste Group Bank AG	55,716	1,631,921
Bermuda - 1.3%
AGTech Holdings Ltd. (a)	1,980,000	361,995
Credicorp Ltd. (United States)	9,957	1,571,812
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	186,639
PAX Global Technology Ltd.	1,021,000	673,229
Shangri-La Asia Ltd.	1,884,000	1,983,953
VimpelCom Ltd. sponsored ADR	145,700	560,945

TOTAL BERMUDA		5,338,573

Brazil - 3.3%
B2W Companhia Global do Varejo (a)	372,160	1,148,828
BB Seguridade Participacoes SA	175,800	1,505,673
BR Malls Participacoes SA	304,700	1,101,959
Cielo SA	137,684	1,162,137
Companhia de Saneamento de Minas Gerais	102,730	1,134,790
Cosan SA Industria e Comercio	55,185	637,149
Direcional Engenharia SA	377,400	520,825
FPC Par Corretora de Seguros	328,611	1,338,605
Localiza Rent A Car SA	85,800	888,572
Minerva SA (a)	336,000	1,235,495
Smiles SA	188,700	2,554,442

TOTAL BRAZIL		13,228,475

British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	55,744	1,022,902
Canada - 0.4%
Pan American Silver Corp.	83,000	1,250,810
Torex Gold Resources, Inc. (a)	28,060	434,490

TOTAL CANADA		1,685,300

Cayman Islands - 11.0%
51job, Inc. sponsored ADR (a)	23,500	794,300
58.com, Inc. ADR (a)(b)	86,232	2,414,496
Airtac International Group	52,000	411,776
Alibaba Group Holding Ltd. sponsored ADR (a)	72,622	6,376,938
Bitauto Holdings Ltd. ADR (a)(b)	66,600	1,261,404
BizLink Holding, Inc.	72,916	374,078
China State Construction International Holdings Ltd.	578,000	861,270
CK Hutchison Holdings Ltd.	49,700	561,036
Ctrip.com International Ltd. ADR (a)	74,800	2,992,000
Fang Holdings Ltd. ADR (b)	119,500	391,960
Haitian International Holdings Ltd.	416,000	814,278
JD.com, Inc. sponsored ADR (a)	300,200	7,637,088
Sino Biopharmaceutical Ltd.	2,084,000	1,461,364
Sunny Optical Technology Group Co. Ltd.	29,000	126,411
Tencent Holdings Ltd.	536,200	13,001,303
Uni-President China Holdings Ltd.	2,886,400	2,031,130
Vipshop Holdings Ltd. ADR (a)	216,900	2,388,069

TOTAL CAYMAN ISLANDS		43,898,901

Chile - 1.7%
Compania Cervecerias Unidas SA sponsored ADR (b)	71,200	1,493,776
CorpBanca SA	119,335,206	997,734
Enersis SA	6,498,683	1,018,762
Inversiones La Construccion SA	71,321	933,931
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	38,700	1,108,755
Vina Concha y Toro SA	891,599	1,430,988

TOTAL CHILE		6,983,946

China - 6.5%
Anhui Conch Cement Co. Ltd. (H Shares)	402,500	1,089,241
BBMG Corp. (H Shares)	3,770,500	1,295,577
China Life Insurance Co. Ltd. (H Shares)	1,093,500	2,826,641
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,162,750	903,515
China Pacific Insurance (Group) Co. Ltd. (H Shares)	818,300	2,832,787
China Petroleum & Chemical Corp. (H Shares)	1,644,000	1,157,816
China Telecom Corp. Ltd. (H Shares)	2,683,930	1,231,143
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	9,900	33,941
Industrial & Commercial Bank of China Ltd. (H Shares)	9,252,000	5,516,342
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	250,866	635,744
Kweichow Moutai Co. Ltd. (A Shares)	24,721	1,189,420
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,070,000	600,243
PICC Property & Casualty Co. Ltd. (H Shares)	940,000	1,453,872
Qingdao Haier Co. Ltd.	1,444,400	2,054,812
Shanghai International Airport Co. Ltd. (A Shares)	215,237	821,899
Tsingtao Brewery Co. Ltd. (H Shares)	408,000	1,536,863
Zhengzhou Yutong Bus Co. Ltd.	307,014	866,005

TOTAL CHINA		26,045,861

Colombia - 0.3%
Bancolombia SA sponsored ADR	28,500	1,045,380
Czech Republic - 0.3%
MONETA Money Bank A/S	336,241	1,084,545
Egypt - 0.1%
Global Telecom Holding GDR (a)	205,100	381,486
Greece - 0.4%
Titan Cement Co. SA (Reg.)	70,000	1,643,187
Hong Kong - 4.9%
AIA Group Ltd.	280,400	1,570,756
China Mobile Ltd.	137,920	1,454,115
China Mobile Ltd. sponsored ADR	95,307	4,996,946
China Resources Beer Holdings Co. Ltd. (a)	1,324,666	2,624,419
China Resources Power Holdings Co. Ltd.	515,723	815,709
CNOOC Ltd.	3,436,000	4,270,039
Far East Horizon Ltd.	3,218,320	2,748,503
Sinotruk Hong Kong Ltd.	857,500	608,304
Techtronic Industries Co. Ltd.	198,793	711,376

TOTAL HONG KONG		19,800,167

India - 7.8%
ACC Ltd.	15,764	308,775
Adani Ports & Special Economic Zone	398,447	1,574,039
Axis Bank Ltd.	179,744	1,190,146
Bharti Infratel Ltd.	192,532	973,079
Coal India Ltd.	356,127	1,572,199
Edelweiss Financial Services Ltd.	463,307	665,427
Eicher Motors Ltd.	3,204	1,027,996
ICICI Bank Ltd.	203,726	761,819
ICICI Bank Ltd. sponsored ADR	84,300	631,407
ITC Ltd.	455,776	1,620,764
JK Cement Ltd.	82,526	874,207
Larsen & Toubro Ltd.	69,428	1,378,352
LIC Housing Finance Ltd.	153,275	1,262,432
Lupin Ltd.	118,487	2,592,678
Petronet LNG Ltd.	201,513	1,089,639
Phoenix Mills Ltd.	183,000	1,010,270
Power Grid Corp. of India Ltd.	977,498	2,639,571
Reliance Industries Ltd.	231,550	3,688,196
SREI Infrastructure Finance Ltd.	434,995	474,334
State Bank of India	552,846	2,035,509
Sun Pharmaceutical Industries Ltd.	260,468	2,414,773
Tata Consultancy Services Ltd.	38,651	1,345,471

TOTAL INDIA		31,131,083

Indonesia - 1.7%
PT Astra International Tbk	3,922,300	2,409,132
PT Bank Mandiri (Persero) Tbk	1,789,750	1,537,677
PT Bank Rakyat Indonesia Tbk	2,290,500	1,984,902
PT Kalbe Farma Tbk	4,664,400	524,518
PT Link Net Tbk	1,323,700	505,998

TOTAL INDONESIA		6,962,227

Israel - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	1,168,027	2,219,586
Japan - 1.2%
Alps Electric Co. Ltd.	22,700	548,879
Nexon Co. Ltd.	32,500	471,059
Nissha Printing Co. Ltd.	19,700	474,654
Rakuten, Inc.	83,620	819,565
Sony Corp.	23,300	651,047
Sumco Corp.	86,300	1,114,978
Suzuki Motor Corp.	22,100	777,920

TOTAL JAPAN		4,858,102

Korea (South) - 11.7%
AMOREPACIFIC Group, Inc.	9,212	1,014,861
Daou Technology, Inc.	72,751	1,084,707
Duk San Neolux Co. Ltd. (a)	6,832	179,960
EO Technics Co. Ltd.	3,468	257,962
Fila Korea Ltd.	17,424	1,017,508
Hanon Systems	90,920	775,707
Hyundai Fire & Marine Insurance Co. Ltd.	47,737	1,245,566
Hyundai Glovis Co. Ltd.	6,949	889,307
Hyundai Mobis	17,219	3,765,415
InterPark INT Corp.	85,648	723,633
KB Financial Group, Inc.	105,916	3,754,969
KEPCO Plant Service & Engineering Co. Ltd.	13,425	602,719
Korea Electric Power Corp.	37,843	1,380,805
Korea Express Co. Ltd. (a)	4,343	643,938
Korean Reinsurance Co.	165,687	1,564,567
KT Corp.	14,558	354,365
KT Corp. sponsored ADR (b)	5,322	74,987
LG Chemical Ltd.	5,156	1,114,691
LG Display Co. Ltd.	43,145	1,123,963
NCSOFT Corp.	947	194,145
Samsung Electronics Co. Ltd.	10,851	16,196,662
Samsung Fire & Marine Insurance Co. Ltd.	2,283	507,751
Samsung Life Insurance Co. Ltd.	15,579	1,451,754
Samsung SDI Co. Ltd.	18,074	1,631,856
Shinhan Financial Group Co. Ltd.	105,538	3,955,746
Shinhan Financial Group Co. Ltd. sponsored ADR	800	30,112
SK Telecom Co. Ltd.	403	74,775
SK Telecom Co. Ltd. sponsored ADR	42,804	894,604
Viatron Technologies, Inc.	15,847	332,756

TOTAL KOREA (SOUTH)		46,839,791

Mauritius - 0.2%
MakeMyTrip Ltd. (a)	31,400	697,080
Mexico - 4.5%
America Movil S.A.B. de CV Series L sponsored ADR	59,198	744,119
Banregio Grupo Financiero S.A.B. de CV	101,018	562,699
CEMEX S.A.B. de CV sponsored ADR	263,576	2,116,515
El Puerto de Liverpool S.A.B. de CV Class C	110,292	795,680
Fibra Uno Administracion SA de CV	731,300	1,120,428
Gruma S.A.B. de CV Series B	141,533	1,796,332
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	142,596	1,172,705
Grupo Comercial Chedraui S.A.B. de CV	318,300	569,971
Grupo Financiero Banorte S.A.B. de CV Series O	631,132	3,114,611
Infraestructura Energetica Nova S.A.B. de CV	260,600	1,135,571
Macquarie Mexican (REIT)	2,027,800	2,089,462
Promotora y Operadora de Infraestructura S.A.B. de CV	79,755	665,521
Tenedora Nemak SA de CV	566,600	506,204
Wal-Mart de Mexico SA de CV Series V	958,000	1,712,229

TOTAL MEXICO		18,102,047

Netherlands - 0.8%
Altice NV Class B (a)	29,715	592,121
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(c)	255,600	876,290
Yandex NV Series A (a)	89,510	1,801,836

TOTAL NETHERLANDS		3,270,247

Nigeria - 0.3%
Guaranty Trust Bank PLC	1,676,919	131,500
Guaranty Trust Bank PLC GDR (Reg. S)	117,474	416,445
Transnational Corp. of Nigeria PLC	25,081,141	69,276
Zenith Bank PLC	13,177,974	617,103

TOTAL NIGERIA		1,234,324

Pakistan - 0.6%
Habib Bank Ltd.	837,000	2,191,236
Panama - 0.2%
Copa Holdings SA Class A	10,100	917,383
Philippines - 0.8%
Alliance Global Group, Inc.	1,328,900	342,410
Metropolitan Bank & Trust Co.	1,018,528	1,490,844
Robinsons Land Corp.	2,321,050	1,216,692

TOTAL PHILIPPINES		3,049,946

Romania - 0.1%
Banca Transilvania SA	1,039,075	574,760
Russia - 6.7%
Lukoil PJSC sponsored ADR	84,100	4,718,010
Magnit OJSC GDR (Reg. S)	68,900	3,041,935
MegaFon PJSC (a)	39,700	375,579
MegaFon PJSC GDR	21,100	199,395
MMC Norilsk Nickel PJSC sponsored ADR	153,900	2,583,981
Mobile TeleSystems OJSC	224,450	946,038
Mobile TeleSystems OJSC sponsored ADR	16,500	150,315
NOVATEK OAO GDR (Reg. S)	23,100	2,998,380
Rosneft Oil Co. OJSC	323,100	2,119,899
RusHydro PJSC (a)	16,552,600	250,059
Sberbank of Russia	1,026,870	2,898,248
Sberbank of Russia sponsored ADR	401,292	4,644,955
Sistema JSFC	1,677,300	633,964
Sistema JSFC sponsored GDR	20,281	182,529
Unipro PJSC	20,085,800	942,614

TOTAL RUSSIA		26,685,901

Singapore - 0.4%
Ascendas Real Estate Investment Trust	505,900	793,007
First Resources Ltd.	748,900	982,571

TOTAL SINGAPORE		1,775,578

South Africa - 6.7%
Alexander Forbes Group Holdings Ltd.	1,193,862	691,086
Aspen Pharmacare Holdings Ltd.	66,900	1,381,378
Barclays Africa Group Ltd.	100,048	1,228,878
Bidcorp Ltd.	51,562	920,391
Bidvest Group Ltd.	98,662	1,302,083
FirstRand Ltd.	447,700	1,733,264
Imperial Holdings Ltd.	189,300	2,514,673
JSE Ltd.	51,600	617,190
Life Healthcare Group Holdings Ltd.	449,900	1,067,934
Naspers Ltd. Class N	83,860	12,242,861
Nedbank Group Ltd.	59,650	1,034,274
Sasol Ltd.	9,188	263,689
Shoprite Holdings Ltd.	61,200	764,056
Telkom SA Ltd.	225,997	1,217,549

TOTAL SOUTH AFRICA		26,979,306

Taiwan - 8.0%
Advantech Co. Ltd.	200,000	1,568,350
Boardtek Electronics Corp.	283,000	269,445
Chroma ATE, Inc.	184,000	427,478
E.SUN Financial Holdings Co. Ltd.	2,231,299	1,261,592
eMemory Technology, Inc.	25,000	301,961
GlobalWafers Co. Ltd.	177,000	627,186
Hon Hai Precision Industry Co. Ltd. (Foxconn)	358,000	928,796
King's Town Bank	773,000	670,476
Largan Precision Co. Ltd.	34,000	3,970,482
MediaTek, Inc.	179,000	1,194,087
Taiwan Cement Corp.	1,721,000	1,863,937
Taiwan Fertilizer Co. Ltd.	395,000	488,661
Taiwan Semiconductor Manufacturing Co. Ltd.	2,788,869	15,512,630
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	51,175
Universal Cement Corp.	273,805	207,962
Vanguard International Semiconductor Corp.	302,000	522,960
Wistron NeWeb Corp.	154,590	411,071
Yuanta Financial Holding Co. Ltd.	4,244,448	1,569,378

TOTAL TAIWAN		31,847,627

Thailand - 1.8%
Jasmine Broadband Internet Infrastructure Fund	1,322,900	432,465
Kasikornbank PCL (For. Reg.)	540,100	2,678,618
PTT Global Chemical PCL (For. Reg.)	861,400	1,516,295
PTT PCL (For. Reg.)	200,000	2,078,793
Star Petroleum Refining PCL	1,971,900	683,195

TOTAL THAILAND		7,389,366

Turkey - 1.1%
Aselsan A/S	223,000	803,632
Bim Birlesik Magazalar A/S JSC	91,000	1,264,283
Enka Insaat ve Sanayi A/S	365,000	556,778
Tupras Turkiye Petrol Rafinelleri A/S	87,358	1,752,411

TOTAL TURKEY		4,377,104

United Arab Emirates - 1.4%
DP World Ltd.	62,820	1,099,978
Emaar Properties PJSC	1,156,514	2,245,077
First Gulf Bank PJSC	628,455	2,198,711

TOTAL UNITED ARAB EMIRATES		5,543,766

United Kingdom - 0.5%
Fresnillo PLC	51,900	780,971
Mondi PLC	57,600	1,182,631

TOTAL UNITED KINGDOM		1,963,602

TOTAL COMMON STOCKS
(Cost $319,481,482)		354,182,720

Preferred Stocks - 6.8%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)	331,980	1,049,356
Nonconvertible Preferred Stocks - 6.5%
Brazil - 5.3%
Ambev SA sponsored ADR	654,600	3,214,086
Banco do Estado Rio Grande do Sul SA	232,360	725,715
Companhia Paranaense de Energia-Copel:
(PN-B)	4,060	33,618
(PN-B) sponsored ADR (b)	134,707	1,142,315
Fibria Celulose SA sponsored ADR (b)	120,400	1,157,044
Itau Unibanco Holding SA sponsored ADR	643,786	6,618,120
Metalurgica Gerdau SA (PN) (a)	981,300	1,425,504
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	364,300	3,209,483
Telefonica Brasil SA	108,680	1,449,828
Vale SA (PN-A) sponsored ADR	365,600	2,518,984
		21,494,697
Korea (South) - 1.2%
Hyundai Motor Co. Series 2	14,811	1,219,472
Samsung Electronics Co. Ltd.	2,298	2,727,704
Samsung Fire & Marine Insurance Co. Ltd.	5,174	780,008
		4,727,184

TOTAL NONCONVERTIBLE PREFERRED STOCKS		26,221,881

TOTAL PREFERRED STOCKS
(Cost $20,196,460)		27,271,237
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.53% 2/2/17 to 3/30/17(e)
(Cost $449,577)	450,000	449,581
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.60% (f)	16,503,748	16,507,048
Fidelity Securities Lending Cash Central Fund 0.65%(f)(g)	4,410,483	4,410,924
TOTAL MONEY MARKET FUNDS
(Cost $20,916,863)		20,917,972
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $361,044,382)		402,821,510
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,994,414)
NET ASSETS - 100%		$400,827,096

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
239 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	10,263,855	$(38,385)

The face value of futures purchased as a percentage of Net Assets is 2.6%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $876,290 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,049,356 or 0.3% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $449,581.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,052
Fidelity Securities Lending Cash Central Fund	4,863
Total	$15,915

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$52,694,779	$31,832,091	$19,813,332	$1,049,356
Consumer Staples	29,079,314	21,651,407	7,427,907	--
Energy	30,737,509	22,552,606	8,184,903	--
Financials	90,310,013	65,068,123	25,241,890	--
Health Care	9,442,645	7,981,281	1,461,364	--
Industrials	20,453,013	16,719,553	3,733,460	--
Information Technology	81,444,315	50,606,610	30,837,705	--
Materials	26,006,110	21,331,856	4,674,254	--
Real Estate	9,576,895	8,474,936	1,101,959	--
Telecommunication Services	20,242,759	13,797,727	6,445,032	--
Utilities	11,466,605	7,386,300	4,080,305	--
Government Obligations	449,581	--	449,581	--
Money Market Funds	20,917,972	20,917,972	--	--
Total Investments in Securities:	$402,821,510	$288,320,462	$113,451,692	$1,049,356
Derivative Instruments:
Liabilities
Futures Contracts	$(38,385)	$(38,385)	$--	$--
Total Liabilities	$(38,385)	$(38,385)	$--	$--
Total Derivative Instruments:	$(38,385)	$(38,385)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$19,941,710
Level 2 to Level 1	$120,862,439

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $363,937,770. Net unrealized appreciation aggregated $38,883,740, of which $60,638,706 related to appreciated investment securities and $21,754,966 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017